As filed with the Securities and Exchange Commission on January 2 7 , 2005

File Nos. 333-112178 and 811-21495

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ____
Post-Effective Amendment No. 2

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 3

(Check appropriate box or boxes)

MERIT ADVISORS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

11032 Quail Creek Road, Suite 105, Oklahoma City, Oklahoma  73120-6208

(Address of Principal Executive Offices)

(252) 972-9922

(Registrant’s Telephone Number, including Area Code)

 Emile R. Molineaux, Gemini Fund Services, LLC, 150 Motor Parkway, Suite 205, Hauppauge, New York 11788

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Esq.

Thompson Hine LLP

312 Walnut Street, 12th Floor

Cincinnati, Ohio 45202-4089

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:  (check appropriate box)

[  ] immediately upon filing pursuant to paragraph (b);

[  ]  on ________ (date) pursuant to paragraph (b);

[X]  60 days after filing pursuant to paragraph (a)(1);

[  ]  on ________ (date) pursuant to paragraph (a)(1);

[  ] 75 days after filing pursuant to paragraph (a)(2); or

[  ]  on ________ (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[  ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CUSIP Number 58985A104

Prospectus

February 25, 2005

MERIT HIGH YIELD FUND

CLASS A SHARES

The Merit High Yield Fund (“Fund”) is a non-diversified open-end fund series of the Merit Advisors Investment Trust (“Trust”).  The Fund is primarily intended for market timers and short-term investors.

This prospectus includes information about the Fund that you should know before investing.  This prospectus relates to the Class A Shares offered by the Fund.  The Fund also offers two additional classes of shares, Class C Shares and No Load Shares, which are offered by other prospectuses.  You should read this prospectus carefully before you invest or send money, and keep it for future reference.  For questions or for Shareholder Services, please call 1-877-556-3730.

Investment Advisor

MERIT ADVISORS, INC.

11032 Quail Creek Road, Suite 105

Oklahoma City, Oklahoma  73120-6208

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Page

THE FUND

2

INVESTMENT OBJECTIVE

2

PRINCIPAL INVESTMENT STRATEGY

2

PRINCIPAL RISKS OF INVESTING IN THE FUND

5

PERFORMANCE INFORMATION

11

FEES AND EXPENSES OF THE FUND

12

MANAGEMENT OF THE FUND

13

INVESTMENT ADVISOR

13

INVESTMENT SUB-ADVISOR

13

PORTFOLIO MANAGEMENT TEAM

14

BOARD OF TRUSTEES

14

ADMINISTRATOR

15

TRANSFER AGENT

15

DISTRIBUTOR AND DISTRIBUTION OF SHARES

15

INVESTING IN THE FUND

16

MINIMUM INVESTMENT

16

PURCHASE AND REDEMPTION PRICE

16

PURCHASING SHARES

17

REDEEMING SHARES

20

OTHER IMPORTANT INVESTMENT INFORMATION

23

SELL SIGNALS

23

DIVIDENDS, DISTRIBUTIONS AND TAXES

23

FINANCIAL HIGHLIGHTS

25

ADDITIONAL INFORMATION

26

THE FUND

INVESTMENT OBJECTIVE

The Merit High Yield Fund’s primary investment objective is to seek high current income and its secondary objective is to seek capital appreciation.  The Fund’s investment objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

To achieve its investment objective, the Fund invests primarily in (i) below investment grade, high yield, fixed income securities, including high yield bonds (commonly referred to as “junk bonds”), corporate notes, credit default swaps (“CDSs”), convertible debt securities and preferred securities, and exchange-traded funds (“ETFs”), unit investment trusts (“UITs”), and other investment companies, including closed-end investment companies (“CEICs”) which invest primarily in high yield securities (hereinafter collectively referred to as “High Yield Instruments”); and (ii) cash and cash equivalent positions (“Cash Positions”).  The investment strategy of the Fund’s investment advisor, Merit Advisors, Inc. (“Advisor”), is to establish a portfolio of High Yield Instruments and Cash Equivalents that replicates the performance of the U.S. dollar high yield bond market while providing liquidity for short-term investments in the Fund.

Below investment grade securities:  Below investment grade fixed income securities, such as bonds and debt securities, are generally those securities rated BB+ and lower by Standard & Poor’s Ratings Service (“S&P”) or Fitch, Inc. (“Fitch”) or Ba1 or below by Moody’s Investor Services, Inc. (“Moody’s”) or if unrated, of comparable quality.  Below investment grade fixed income securities are high-yield, high risk securities, commonly called “junk bonds”, which are considered speculative.  Below investment grade fixed income securities generally pay higher yields (greater income) than investment in higher-quality securities, however below investment grade securities involve greater risk to timely payment of principal and interest, including the possibility of default or bankruptcy of the issuers of the security.

In selecting the appropriate investment securities for the Fund, the Advisor analyzes and evaluates, among other things, the following:

•

Issuer’s current and anticipated financial condition and cash flow;

•

Industry and market developments and trends;

•

Economic and financial markets; and

•

Liquidity of the securities.

The Advisor seeks to purchase securities of companies the Advisor believes have the financial ability to perform their debt obligations in a range of market conditions, including, without limitation, companies that the market perceives to have current financial problems or uncertainty, but which the Advisor believes will have the ability to timely make their debt payments.  In addition, the Advisor seeks securities that the Advisor believes will actively trade in the secondary market enough to provide the Fund with reasonable liquidity to meet redemption requests.  Accordingly, the Advisor will typically sell a security if the Advisor believes the issuer may not be able to timely make its debt payments or if the Advisor believes the security is not actively traded enough on the secondary market to provide the appropriate liquidity for the Fund for short-term investments in the Fund.  The Fund may invest in various types of High Yield Instruments, which may or may not include at any given time all the types of High Yield Instruments listed above.

Under normal market conditions, the Fund will invest at least 80% of its total assets in High Yield Instruments.  The Fund’s policy in the foregoing sentence may be changed by the Trust’s Board of Trustees (“Trustees”), but no change is anticipated.  If the Fund’s policy described above changes, the Fund will notify shareholders at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.

Credit Default Swap:  A CDS is generally a bilateral financial contract in which one party (credit protection buyer) pays a periodic premium (typically expressed in basis points) on a predetermined amount (notional amount) in exchange for a contingent payment from the other party (credit protection seller) to cover certain losses following a specific “credit event” on a specific asset covered by the CDS.  The specific “credit event” can be negotiated but generally follows the definition promulgated by the International Swaps and Derivative Association.  Credit events generally cover, among other things, failure to pay, bankruptcy, restructuring, repudiation or moratorium, and acceleration.  The premium, notional amount, reference assets, credit instrument, credit events, and other terms of the contract are negotiated between the credit protection buyer and credit protection seller at inception.  CDSs can be funded (funded CDSs), in which the Fund’s investment will take the form of a CDS embedded in a structured “credit-linked” note, or non-funded (synthetic or unfunded CDSs).

Credit Default Swaps, Credit-Linked Notes, and Credit Derivatives.  The Fund may enter into CDSs, both directly (“unfunded swaps”) and indirectly in the form of a CDS embedded within a structured note (“funded swaps”), to protect against the risk that a security will default.  Unfunded and funded CDSs may be on a single security, or on a basket or portfolio of securities.

The Fund may, from time to time, invest in excess of 75% of its assets in funded CDSs by purchasing long positions in CDSs embedded in structured or “credit-linked” notes (also known as “selling credit protection”).  The reference obligations of such CDSs will be predominantly portfolios of high yield debt securities and the reference entities will be the issuers of such securities.  By making such investments, the Fund will gain exposure to a broad range of high yield issuers and instruments without directly investing in such instruments.  The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants and market capitalization.  The Fund derives its primary return from CDSs from the periodic coupon on the structured note and the return of principal at maturity.  To the extent there is an active market for the structured notes, the Fund can also realize a gain or loss upon the sale of the structured notes prior to maturity.  There is no guarantee that an active market will exist for any structured note in which the Fund invests.  Upon the occurrence of a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring) with respect to a CDS note, the Fund will generally reduce the principal balance of the related structured note by the par amount of the defaulted reference obligation in exchange for the actual value of the defaulted reference obligation.  As a result, on an ongoing basis, interest on the structured note will accrue on a smaller principal balance and a smaller principal balance will be returned at maturity.

If the Fund takes a long position in an unfunded CDS, the Fund pays a fee to enter into the CDS and receives fixed payments during the life of the CDS.  If there is a credit event with respect to such CDS, the Fund will pay the par amount of the reference obligation and the swap counterparty will, if the CDS is physically settled, deliver the reference obligation to the Fund or, if the CDS is cash settled, deliver to the Fund the payment specified in the related CDS documentation.  The notional amount of the CDS will be reduced accordingly as well.

The Fund may also take a short position in an unfunded CDS (also known as “buying credit protection”).  In this instance, the CDS counterparty would pay the Fund a fee to enter into the CDS and receive fixed payments from the Fund during the life of the CDS.  The Fund would take a short position in an unfunded CDS against a long portfolio bond position to decrease exposure to specific high yield issuers.  If the short unfunded CDS is against a corporate issue, the Fund must own that corporate issue.  If there is a credit event with respect to a short unfunded CDS, the Fund will, in the case of physical settlement, deliver the defaulted reference obligation or, in the case of cash settlement, deliver the payment described in the related CDS documentation to the swap counterparty.  In return, the swap counterparty will pay the par amount of the defaulted reference obligation.  The notional amount of the CDS will be reduced accordingly as well.

The Fund will invest no more than 25% of its total assets in unfunded CDSs.

The Fund will have no limit on its investments in funded CDSs.

Cash Positions.  The Advisor also intends to invest in Cash Positions, such as money market instruments, U.S. Government obligations, commercial paper, repurchase agreements, and other types of cash or cash equivalent positions, to provide liquidity for active trading.

Other Investment Options.  While the Fund’s primary focus is the allocation of its assets among High Yield Instruments and Cash Positions, the Fund has the flexibility to invest in equity securities and other types of securities when the Advisor believes they offer more attractive opportunities.  Accordingly, the Fund may hold positions in common stocks of domestic and foreign companies from time to time.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  In such circumstances, the Fund may hold up to 100% of its portfolio in Cash Positions.  When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Additional Information About the Fund’s Investment Objective and Strategy.  An investment in the Fund should not be considered a complete investment program.  An investor’s needs will depend largely on his or her financial resources and individual investment goals and objectives.  Investors who engage in long-term investing and/or other long-term growth strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a long period of time.  The Advisor expects the Fund to be used as a short-term investment vehicle by investors.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested.  Since the Fund may invest in below investment grade securities without limit, the Fund’s investments should be considered speculative.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following additional risks:

Active Investor Risk:  The Fund expects a significant portion of the investments in the Fund to come from investors, professional money managers, and hedge funds that will use the Fund as part of “market timing” or short-term investment strategies.  These strategies often call for frequent trading of Fund shares to take advantage of anticipated changes in market conditions.  Active trading may increase the rate of portfolio turnover if the Fund is required to sell Fund portfolio holdings to meet frequent redemption requests.  A high level of portfolio turnover may negatively impact performance by increasing transaction costs.

Market Risk:  Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.  The Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, and general bond and equity market conditions.

Valuation Risks:  During periods of reduced market liquidity or in the absence of readily available market quotations for the below investment grade securities in the Fund’s portfolio, the ability of the Fund to value the Fund’s securities becomes more difficult and the judgment of the Fund (through fair value procedures adopted by the Trustees) may play a greater role in the valuation of the Fund’s securities due to reduced availability of reliable objective pricing data.  Consequently, it may be difficult for the Fund to accurately assign a daily value to such below investment grade securities and in such situations the Fund’s net asset value may not reflect the actual value of the Fund’s portfolio.

Short Term Liquidity and Investment Risks:  The markets for below investment grade securities held in the Fund’s portfolio may be less liquid than the markets for higher-grade securities.  Liquidity relates to the ability of a fund to sell a security in a timely manner at a price which reflects the value of the security.  To the extent that there is not an established retail market for some of the below investment grade securities in which the Fund may invest, trading in such securities may be relatively inactive.  Prices of below investment grade securities may decline rapidly in the event a significant number of holders of such securities decide to sell.  Changes in expectations regarding an individual issuer of below investment grade securities generally could reduce market liquidity for such securities and make their sale by the Fund more difficult, at least in the absence of price concessions.  The effects of adverse publicity and investor perceptions may be more pronounced for below investment grade securities for which no established retail market exists as compared to higher-grade securities for which such markets exist.  An economic downturn or an increase in interest rates could severely disrupt the market for below investment grade securities and adversely affect the value of outstanding securities or the ability of issuers of such securities to repay principal and interest.  Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established market does exist.  While the Fund’s portfolio may be less liquid than a portfolio with higher-grade securities, the Fund expects that its portfolio will be liquid enough to meet normal redemption requests.

Management Style Risks:  The share price of the Fund changes daily based on the performance of the securities in which it invests.  The ability of the Fund to meet its investment objective is directly related to the Advisor’s allocation of the Fund’s assets.  The Advisor’s judgments about the attractiveness, value, and potential income and appreciation of particular High Yield Instruments, Cash Positions, or other investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s judgment will produce the desired results.  In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize High Yield Instruments, Cash Positions, or other investments under unfavorable conditions, in which case the Fund’s value may be adversely affected.

Credit Risk:  Credit risk is the risk that the issuer of a debt security will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations.  If the issuer fails to pay interest, the Fund’s income will be reduced.  If the issuer fails to repay principal, the value of that security and of the Fund’s shares may be reduced.  As discussed below, since the Fund invests primarily in below investment grade securities, the Fund is subject to a higher level of credit risk than a fund that invests only in investment grade securities.

Below Investment Grade Securities Risk:  Fixed income securities are generally rated by a nationally recognized securities rating organization (“NRSRO”).  Fixed income securities rated Baa or higher by Moody’s or BBB or higher by S&P’s or Fitch are considered investment grade securities.  Securities in the Fund will include securities rated lower than investment grade securities, including debt obligations rated lower than Baa by Moody’s or lower than BBB by S&P’s or Fitch or unrated securities that the Advisor believes are of comparable quality.  These below investment grade securities are commonly known as “junk bonds” and are generally considered speculative by NRSROs and subject to significant risks of non-payment of interest and principal.  Below investment grade securities are often not listed for trading on any national securities exchange, and issuers of such securities may not choose to have a rating assigned to their obligations by a NRSRO.  As a result, the Fund’s portfolio may consist of a higher portion of unlisted or unrated securities as compared with an investment company that invests in primarily higher-grade securities.  Unrated securities are usually not as attractive to as many buyers as are rated securities; another factor that may make unrated securities held by the Fund less marketable.  These and other factors may have the effect of limiting the availability of the unlisted below investment grade securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or financial markets.  Below investment grade securities are generally more volatile than investment grade securities and it may be more difficult to establish their fair value.  Finally, below investment grade securities may experience sudden and sharp price swings and generally are more sensitive than investment grade securities to negative issuer developments, such as reduced revenues or increased expenditures, or adverse economic conditions, such as recession, a high profile issuer default, or a change in the market’s psychology.

While the Advisor often utilizes the ratings of various credit rating services as one factor in making investment decisions, the Fund will rely on the Advisor’s judgment, analysis, and experience in evaluating the creditworthiness of a below investment grade issuer, particularly where an unrated security is involved.  Credit ratings of NRSROs evaluate only the safety of principal and interest payments, not the market risk of an investment in a particular security.  Ratings are general and not absolute standards of quality, and credit ratings are subject to the risk that the creditworthiness of the issuer may change and the rating agencies may fail to change such ratings in a timely fashion.  The Fund will not necessarily sell an investment if its rating is downgraded by a NRSRO after the Fund buys it.  The Advisor will continually monitor the issuers of securities in the Fund and may invest the Fund’s assets in certain below investment grade securities without guidance from published ratings agencies.  Because of the number of investment considerations involved in investing in below investment grade securities without available credit ratings, achievement of the Fund’s investment objectives may be more dependent upon the credit analysis of the Advisor than is the case with higher investment grade securities.  Additional information about the quality ratings of Moody’s, S&P’s, and Fitch can be found in the Fund’s Statement of Additional Information (“SAI”).

Income Risk:  The Fund’s current income will be derived primarily from the receipt of interest payments from fixed income securities.  An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest.  If the issuer fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

Interest Rate Risk:  The price of a fixed income security is dependent upon interest rates.  Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates.  A rise in interest rates will cause the value of fixed income securities to decrease.  The reverse is also true.  Consequently, there is the possibility that the value of the Fund’s investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise.  Changes in interest rates may have a significant effect on the Fund, particularly if the Fund is holding a significant portion of its assets in fixed income securities with long term maturities.  The longer the term of a fixed income instrument, the more sensitive the value and price of the fixed income instrument will be to fluctuations in interest rates.  The Fund will generally purchase fixed income securities with maturities greater than one year.

Maturity Risk:  Maturity risk is another factor that can affect the value of the Fund’s debt security holdings.  In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its price sensitivity to changes in interest rates.  Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

Operating Expense Risk:  Since the Fund is intended primarily for market timers and short-term investors, the Fund’s asset level may drastically change from time to time during any year.  The Fund’s normal annual operating expenses consist of both fixed costs and asset based costs.  Fixed costs are those costs that the Fund incurs regardless of the asset level of the Fund.  Asset based costs are those costs that are normally calculated based upon the asset value of the Fund.  In order to try to spread out the Fund’s normal annual operating expenses over the year, the Fund accrues expenses on a daily basis based upon estimated costs.  If the Fund is unable to accurately estimate the Fund’s operating costs for the year, investors owning shares in the Fund during certain periods may pay a larger share of the Fund’s annual operating expenses than investors owning shares in the Fund during other periods.  In addition, if large shareholders leave the Fund for extended periods of time the remaining shareholders in the Fund will pay a larger share of the Fund’s annual operating expenses.  In order to limit the Fund’s annual operating expenses throughout the year for all shareholders, the Advisor has entered into an Expense Limitation Agreement with the Fund under which the Advisor has agreed to waive or reduce its fees and assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more that 1.95% of the average daily net assets of the Fund for the fiscal year ending October 31, 2005.  See “Management of the Fund - Investment Advisor – Expense Limitation Agreement” below.

Risks Related to Credit Default Swaps and Other Credit Derivatives:  The economic return on CDSs depends upon the performance of the reference obligations and/or the reference entities.  Exposure to the credit risk of such types of assets through the purchase of CDSs presents risks in addition to those resulting from direct purchases of such types of assets as the related reference obligations.  For instance, an active market may not exist for any of the CDSs in which the Fund invests.  As a result, the Fund’s ability to maximize returns or minimize losses on such CDSs may be impaired.  In addition, the Fund will usually have a contractual relationship only with the counterparty offering the CDS and not the reference obligors on the reference obligations.  As a result, the Fund generally will have no right directly to enforce compliance by the reference obligors with the terms of the reference obligations, no rights of set-off against the reference obligors, or any voting or other rights of ownership with respect to the reference obligations.  The Fund will not directly benefit from any collateral supporting such reference obligations and will not have the benefit of the remedies that would normally be available to a holder of such reference obligations.  Even if, in the case of physically settled CDSs, the Fund obtains such rights upon delivery of the defaulted reference obligations, the Fund’s ability to “work-out” effectively the defaulted reference obligations may be significantly diminished.

CDSs also expose the Fund to counterparty risk.  In the event of the insolvency of the counterparty, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the reference obligations.  Consequently, the Fund will be subject to credit risk with respect to defaults by such counterparty as well as by the reference obligors.

When the Fund enters into a short unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to either deliver the defaulted reference obligation or an equivalent cash payment.  Similarly, when the Fund enters into a long unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to deliver a cash payment related to such credit event.  To the extent the Fund lacks adequate funds to satisfy these delivery requirements, the Fund will be required to liquidate other Fund investments in a manner which may be inconsistent with its original investment intent and the Fund’s return may be adversely affected.

To the extent the CDS requires the Fund to settle physically the defaulted reference obligation, the Fund may be adversely affected by the purchase price of the defaulted reference obligation.  Similarly, CDS cash settlement mechanics may not accurately reflect the related credit loss and may be subject to the discretion of the party performing the calculation.  In addition, there can be losses under a CDS without a related default with respect to the referenced obligation.  This occurs when the definition of a credit event in the CDS contains events that are not truly credit related and is called credit basis risk.  Also, the size of the structured notes underlying a funded CDS in relation to the size of the reference obligation affects the severity of the losses.  In general, as the size of the structured notes decreases in relation to the size of the reference obligation, the Fund’s exposure to credit risk with respect to the CDS increases.  Finally, to the extent that the Fund’s swap positions are leveraged, any Fund losses will be magnified.

Other risks of CDSs include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively).  The Fund’s positions in CDSs are also subject to liquidity risk, market risk, structural risk, legal risk, and interest rate risk.

The Fund may also invest in certificates which represent an undivided interest in a pool of high yield debt securities (“Underlying Securities”).  Such securities pay principal and interest to the extent the Underlying Securities pay principal and interest.  The Fund may, subject to certain restrictions, optionally redeem its certificates for the related pro rata interest in the Underlying Securities.  Exposure to the credit risk of such types of assets through the purchase of such certificates presents risks in addition to those resulting from direct purchases of the Underlying Securities.  Until the Fund redeems its certificates, the Fund will not have a direct contractual relationship with the issuers of the Underlying Securities and will not have a right directly to enforce compliance by such issuers with the terms of the Underlying Securities, a right of set-off against such issuers, or any direct rights of ownership with respect to the Underlying Securities.  The Fund’s ability to exercise voting rights with respect to the Underlying Securities may also be limited until it redeems its certificates.  The Fund’s yield on such securities is dependent upon a number of factors, including, without limitation, the purchase price of such securities and the occurrence of any early or mandatory redemption with respect thereto.  The Fund’s investments in such certificates are also subject to prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk, and interest rate risk.

The Fund’s ability to realize a profit from swap agreement transactions will depend upon the ability of the financial institution with which the Fund enters into the transaction to meet their obligations for the Fund.  The Fund may not be able to close out its swap agreement position under certain circumstances at the same time, or at the same price, as it would if it had purchased comparable traded securities.

Risks Related to Investment in Other Investment Companies:  To the extent the Fund invests in ETFs, UITs, CEICs, or other investment companies, the cost to shareholders of investing in the Fund will generally be higher than the cost of investing directly in ETFs, UITs, CEICs, or other investment company shares.  By investing in the Fund, a shareholder will indirectly bear fees and expenses charged by the underlying ETFs, UITs, CEICs, and investment companies in which the Fund invests, in addition to the Fund’s direct fees and expenses.

Under the Investment Company Act of 1940, as amended (“1940 Act”), the Fund may not acquire shares of an ETF, UIT, CEIC, or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company’s total outstanding voting stock (“3% Limitation”), securities issued by such investment company would have an aggregate value in excess of 5% of the Fund’s assets, or securities issued by such investment company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund’s assets; provided, however, that the 3% Limitation will not apply if (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.  Accordingly, the above limitations may prevent the Fund from allocating its investments in the manner the Advisor considers optimal.

Risks Related to CEIC, ETF, or UIT Net Asset Value and Market Price:  The market value of CEIC, ETF, or UIT shares may differ from their net asset value.  This difference in price may be due to the fact that the supply and demand in the market for CEIC, ETF, or UIT shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities held by the CEIC, ETF, or UIT.  Accordingly, there may be times when a CEIC, ETF, or UIT share trades at a premium or discount to its net asset value.  Unlike ETF shares, which are traded on an exchange, the price and liquidity of CEIC shares is generally dependent on the presence of brokers making a market in the CEIC’s shares.  The loss of such a market maker could negatively impact the pricing and liquidity of such CEIC shares.

Risks Related to Portfolio Turnover:  Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time.  Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities, changing market conditions, or redemption requests.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains.  If the Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders, increasing their taxable distributions.  Under normal circumstances, the anticipated annual portfolio turnover rate for the Fund is expected to be more than 100%.

Risks Related to Using Derivative Instruments:  A derivative instrument is generally one whose value depends on (or is derived from) the value of the underlying assets, interest rate, or index.  Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Non-diversified Fund Risk:  The Fund is a non-diversified fund.  In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds.  Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.

PERFORMANCE INFORMATION

Because the Fund has not completed a full calendar year of operations, there is no performance information for the Fund to be presented here.  However, you may request a copy of the Fund’s Annual and Semi-annual Reports at no charge, by calling the Fund at 1-877-556-3730.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees For Class A Shares

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed On Purchases

(as a percentage of offering price)

4.75%

Redemption Fee

None

Annual Fund Operating Expenses For Class A Shares*

(expenses that are deducted from Fund assets)

Management Fees

 0.85%

Distribution and/or Service (12b-1) Fees

 0.25%

Other Expenses

 1.10%

Total Annual Fund Operating Expenses

2.20%

*

Since the Fund is newly organized, the expenses shown in the chart are based on estimated expenses for the fiscal year ending October 31, 2005.  These expenses consist of both fixed costs and asset based costs.  Therefore the Fund’s annual operating expenses may increase over time if large shareholders leave the Fund.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.95% of the average daily net assets of the Fund for the fiscal year ending October 31, 2005.  As a result, the Fund’s “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 2.20%, as indicated in the table.  It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Fund.

Example:  This example shows you the expenses that you may pay over time by investing in Class A Shares of the Fund.  Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Fund versus other mutual funds.  This example assumes the following conditions:

(1)

You invest $10,000 in the Fund for the periods shown;

(2)

You reinvest all dividends and distributions;

(3)

You redeem all of your shares at the end of those periods;

(4)

You earn a 5% total return; and

(5)

The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

Period Invested	1 Year	3 Years
Your Costs	$658	$1,041

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

The Fund’s investment advisor is Merit Advisors, Inc., 11032 Quail Creek Road, Suite 105, Oklahoma City, Oklahoma 73120-6208.  The Advisor serves in that capacity pursuant to an investment advisory contract with the Trust on behalf of the Fund.  Subject to the authority of the Trustees, the Advisor provides guidance and policy direction in connection with its daily management of the Fund’s assets.  The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Fund.

The Advisor, organized as an Oklahoma corporation, is controlled by James Paul Cunningham, Freda Marie Cunningham, and Donald Lee Dillingham.  The executives and members of the advisory staff of the Advisor have extensive experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the Advisor was founded in 1988.  As of January 1, 2005, the Advisor had approximately $155 million in assets under management.

Advisor Compensation.  As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund’s average daily net assets at the annual rate of 0.85%.

Expense Limitation Agreement.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.95% of the average daily net assets of the Fund for the fiscal year ending October 31, 2005.  It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees.  The Trust may terminate the Expense Limitation Agreement at any time.  The Advisor may also terminate the Expense Limitation Agreement at the end of the then current term upon not less than 90-days notice to the Trust as set forth in the Expense Limitation Agreement.

INVESTMENT SUB-ADVISOR

The Fund’s Investment Sub-Advisor (“Sub-Advisor”) is Avondale Investments, LLC, 211 North Robinson, Suite 200, Oklahoma City, Oklahoma 73102.  The Sub-Advisor serves in that capacity pursuant to an investment sub-advisory contract with the Advisor as approved by the Trustees.  The Sub-Advisor provides the Advisor with advice and recommendations as to possible investment decisions for the Fund and in the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees.

The Sub-Advisor, organized as an Oklahoma limited liability company, is controlled by Mr. Dillingham.  The Sub-Advisor, through its executive Mr. Dillingham, has experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the Sub-Advisor was founded in 2001.  As of January 1, 2005, the Sub-Advisor  had approximately $74 million in assets under management.

Sub-Advisor Compensation.  The Sub-Advisor receives from the Advisor monthly compensation based on the Fund’s average daily net assets at the annual rate of 0.375% for its sub-advisory services to the Fund.  The Fund does not pay a direct fee to the Sub-Advisor.

PORTFOLIO MANAGEMENT TEAM

The Fund will be managed primarily by a portfolio management team consisting of Mr. Cunningham and Mr. Dillingham.  Mr. Cunningham is a co-founder of the Advisor and has served as its President since 1988.  Mr. Cunningham received a Bachelor of Science degree in Education from the University of Oklahoma (“OU”) in 1951, a Masters in Education from OU in 1954 and a Masters in Business Administration from the University of Central Oklahoma in 1976.  He has been in the securities business since 1959 and has been involved with managing high yield bond funds since 1987.

Mr. Dillingham has served as a Vice-President of the Advisor since 2003.  Mr. Dillingham is also the founder of the Sub-Advisor and has been its President since 2001.  In addition, he has been a Registered Representative with Capital West Securities, a securities firm, since 2002.  Prior to starting the Sub-Advisor, Mr. Dillingham was employed by Bank One Corporation in its Investment Management Group as a Customer Service Manager/Institutional Investments (1999-2001) and Relationship Manager/ Investments (1998-1999).  Mr. Dillingham was also Director of Advisor Development at American Express Company from 1996 to 1998.  Mr. Dillingham received a Bachelor of Business Administration in Accounting from OU in 1984 and a Masters of Business Administration form Oklahoma City University in 1987.  He is also a Chartered Financial Analyst, Certified Public Accountant, and Certified Financial Planner.  Mr. Dillingham has been in the securities business and has been involved with managing high yield bond funds since 1984.

BOARD OF TRUSTEES

The Fund is a series of the Trust, an open-end management investment company which was organized as a Delaware statutory trust on December 10, 2003.  The Trustees supervise the operations of the Fund according to applicable state and federal law, and are responsible for the overall management of the Fund’s business affairs.

ADMINISTRATOR

Gemini Fund Services, LLC (“GFS”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services.  In addition, GFS makes available the office space, equipment, personnel, and facilities required to provide services to the Fund.

TRANSFER AGENT

GFS also serves as the transfer agent and dividend-disbursing agent of the Fund.  As indicated later in this Prospectus under the caption “Investing in the Fund,” GFS will handle orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.

DISTRIBUTOR AND DISTRIBUTION OF SHARES

Aquarius Fund Distributors, LLC (“Distributor”) is the principal underwriter and distributor of the Fund’s shares and serves as the Fund’s exclusive agent for the distribution of the Fund’s shares.  The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities.  The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act.  Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s shares (this compensation is commonly referred to as “12b-1 fees”).

The Distribution Plan provides that the Fund will pay the annual rate of up to 0.25% of the average daily net assets of the Class A Shares of the Fund for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund’s Class A Shares.  Because the 12b-1 fees are paid out of the Fund’s assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Expenses.  In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Fund’s Advisor, including, without limitation, the following: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

The Advisor may pay certain financial institutions (which may include banks, brokers, securities dealers ant other financial professionals) a fee for providing distribution related services and/or performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

INVESTING IN THE FUND

MINIMUM INVESTMENT

The Fund’s shares are sold subject to a sales charge so that the term “offering price” includes the front-end sales load.  Shares are redeemed at net asset value.  Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Fund.  The minimum initial investment is $10,000 and the minimum additional investment is $100.  The Fund may, at the Advisor’s sole discretion, accept certain accounts with less than the minimum investment.

PURCHASE AND REDEMPTION PRICE

Determining the Fund’s Net Asset Value.  The price at which Fund shares are purchased or redeemed is based on the next calculation of net asset value after an order is accepted in good form.  An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount.  The Fund’s net asset value per share is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund.  The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier.  The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  If market prices are not available or, in the Advisor’s opinion, market prices do not accurately reflect fair value, the Advisor may value the Fund’s assets at their fair value according to policies approved by the Trustees.  For example, if trading in a portfolio security  is halted and does not resume trading before the Fund calculates its NAV, the Advisor may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.

Other Matters.  Purchases and redemptions of shares by the same shareholder on the same day will be netted for the Fund.  All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after tender.  The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists.  Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund’s shareholders.  Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement.  Also, if the Trustees determine that it would be detrimental to the best interest of the Fund’s remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund.  In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, accepts the order.  The orders will be priced at the next calculation of the Fund’s net asset value after the authorized broker or broker-authorized designee receives the orders.  Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Sales Charges.  Class A Shares are sold subject to a maximum sales charge of 4.75%, so that the term “offering price” includes the front-end sales load.  Shares are redeemed at net asset value.  The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment.  The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

Amount of Transaction At Public Offering Price	Sales Charge As % of Net Amount Invested	Sales Charge As % of Public Offering Price	Dealers Discounts and Brokerage Commissions as % of Public Offering Price
Less than $50,000……….	4.99%	4.75%	4.25%
$50,000 to $99,999……...	4.71%	4.50%	4.00%
$100,000 to $249,999…...	3.63%	3.50%	3.00%
$250,000 to $499,999…...	2.56%	2.50%	2.25%
$500,000 to $999,999…...	2.04%	2.00%	1.75%
$1,000,000 or more……...	0.50%	0.50%	0.25%

Reduced Sales Charges:

Rights of Accumulation.  The sales charge applicable to a current purchase of Class A Shares of the Fund is determined by adding the purchase price of shares to be purchased to the aggregate value (at current offering price) of shares of the Fund previously purchased and then owned, provided the Distributor is notified by such person or his or her broker-dealer each time a purchase is made which would so qualify.  For example, a person who is purchasing Fund shares with an aggregate value of $50,000 and who currently owns shares of the Fund with a value of $50,000 would pay a sales charge of 3.50% of the offering price on the new investment.

Letter of Intent.  Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated thirteen-month period by completing the “Letter of Intent” section of the Fund Shares Application.  Information about the “Letter of Intent” procedure, including its terms, is contained in the Fund Shares Application.

Group Plans.  Class A Shares of the Fund may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members, or participants.  Information about such arrangements is available from the Distributor.

See the SAI for additional information on reduced sales charges.

Waived Sales Charges

Under certain conditions, Class A Shares of the Fund may be purchased without a sales charge.  These conditions may include purchases made through or by the following:

•

Employee benefit plans having more than 25 eligible employees or a minimum investment of $250,000;

•

Employees of dealers that are members of the National Association of Securities Dealers, Inc. (NASD), members of their immediate families, and their employee benefit plans;

•

Certain trust companies, bank trust departments and trust departments of other financial institutions, and investment advisors that invest on behalf of their clients and charge account management fees;

•

Participants in “no transaction fee” programs of discount brokerages that maintain an omnibus account with the Fund; or

•

Individuals purchasing shares with redemption proceeds (made within the previous 180 days) of another mutual fund where a sales charge has previously been charged (proof of the redemption date may be required).

The Advisor may also waive the sales charges for larger purchases or under certain conditions.  Please contact the Advisor or the Distributor to determine eligibility for waived sales charges.

Regular Mail Orders.  Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars.  If checks are returned due to insufficient funds or other reasons, the purchase will be canceled.  The prospective investor will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent.  The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or another identically registered account to recover any such losses.  For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to “Merit High Yield Fund – Class A Shares”, to:

Merit High Yield Fund

Class A Shares

c/o Gemini Fund  Services, LLC

 4020 South 147th Street, Suite 2 Omaha, Nebraska 68137

The application must contain, among other things, your Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”).  If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for a SSN or TIN.  Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Purchases.  Purchases may also be made through bank wire orders.  To establish a new account or add to an existing account by wire, please call the Fund at 1-877-556-3730, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number.  Additionally, please have your financial institution use the following wire instructions:

 First National Bank of Omaha

ABA #:  104000016

For Credit to:Merit High Yield Fund (Class A Shares)

DDA # 110191061

Name/Title on Account/Account Number

Additional Investments.  You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price.  The minimum additional investment is $100.  Before adding funds by bank wire, please call the Fund at 1-877-556-3730 and follow the above directions for bank wire purchases.  Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement.  Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Fund will automatically charge the shareholder’s checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Frequent Trading.  The Fund is designed to accommodate frequent trading.  A pattern of excessive trading, however, may, at the discretion of the Advisor, be limited by the Fund’s refusal to accept further purchase orders from an investor.

Stock Certificates.  The Fund normally does not issue stock certificates.  Evidence of ownership of shares is provided through entry in the Fund’s share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Fund will ask for, among other things, the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor.  The Fund may also ask to see the investor’s driver’s license or other identifying documents.  An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Fund receives this required information.  In addition, if after opening the investor’s account the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor.  If the Fund closes an investor’s account because the Fund was unable to verify the investor’s identity, the Fund will value the account in accordance with the Fund’s next net asset value calculated after the investor’s account is closed.  In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment.  The Fund will not be responsible for any losses incurred due to the Fund’s inability to verify the identity of any investor opening an account.

REDEEMING  SHARES

Regular Mail Redemptions.  Regular mail redemption requests should be addressed to:

Merit High Yield Fund

Class A Shares

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

Regular mail redemption requests should include the following:

(1)

Your letter of instruction specifying the Fund’s name, shareholder’s name, account number and number of shares (or the dollar amount) to be redeemed.  This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)

Any required signature guarantees (see “Signature Guarantees” below); and

(3)

Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request.  However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored.  Such delay (which may cause the redemption to be delayed beyond the seven (7) days) may be reduced or avoided if the purchase is made by certified check or wire transfer.  In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions.  Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone.  You may also redeem shares by bank wire under certain limited conditions.  The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (Fax# 402-963-9094).  The confirmation instructions must include the following:

(1)

The Fund’s name;

(2)

Shareholder(s) name and account number;

(3)

Number of shares or dollar amount to be redeemed;

(4)

Instructions for transmittal of redemption proceeds to the shareholder; and

(5)

Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above.  You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum).  Redemption proceeds cannot be wired on days in which your financial institution is not open for business.  You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund.  See “Signature Guarantees” below.

The Fund, at its discretion, may choose to pass through to redeeming shareholders any charges imposed by the custodian for wire redemptions.  If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account.  Your bank or brokerage firm may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-877-556-3730.  Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund.  Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine.  The Fund will employ reasonable procedures, such as requiring a form of government issued personal identification, to confirm that the instructions are genuine.  The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided the Fund follows reasonable procedures to insure the instructions are genuine.

Systematic Withdrawal Plan.  A shareholder who owns shares of the Fund valued at more than $10,000 at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount (not less than $100).  Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount.  The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash.  Call or write the Fund for an application form.

Minimum Account Size.  The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $10,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon prior written notice.  If the shareholder brings his account net asset value up to at least $10,000 during the notice period, the account will not be redeemed.  Redemptions from retirement accounts may be subject to federal income tax.

Redemptions In Kind.  The Fund does not intend, under normal circumstances, to redeem its shares by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share.  Shareholders receiving them may incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net asset value at the beginning of such period.  Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election.

Medallion Signature Guarantees.  To protect your account and the Fund from fraud, medallion signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Medallion signature guarantees are generally required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $100,000.  Medallion signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.  Medallion signature guarantees are not provided by notaries public.

Miscellaneous.  The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.

OTHER IMPORTANT INVESTMENT INFORMATION

SELL SIGNALS

The Advisor may from time to time inform its individual clients as a whole that based upon certain market conditions or possible market conditions that the Advisor recommends that they redeem their shares of the Fund (“Sell Signal”).  In the event of a Sell Signal, it is likely that these individual clients will immediately redeem their Fund shares.  If the Advisor gives a Sell Signal, the Advisor intends on simultaneously posting a notice of the Sell Signal on its web site at www.meritadvisors.com.  Since investors have different investment objectives and strategies, a recommendation by the Advisor to its individual clients to redeem their shares should not necessarily be deemed a recommendation to all shareholders to redeem their shares in the Fund.  Shareholders are advised to consult their own investment advisor with specific reference to their own investment or special situation.  As described in “Dividends, Distributions and Taxes” below, a shareholder who redeems shares of the Fund will generally realize a capital gain or loss and any gain may be subject to tax.  The Advisor does not intend on posting a notice if the Advisor recommends to individual clients to redeem their shares due to their unique or individual investment or special situation(s).

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following information is meant as a general summary for U.S. taxpayers.  Additional information appears in the SAI.  Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund will distribute most of its income and realized gains to its shareholders every year.  Dividends paid by the Fund derived from net investment income, if any, will be paid quarterly and capital gain distributions, if any, will be made at least annually.  Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares.  Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains, or ordinary income.  The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002.  These qualifying corporate dividends are taxable at long-term capital gain tax rates.  Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met.  If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares.  All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders.  Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate tax rates.  Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.  To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they had received it in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder’s holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2005) for all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.  Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld by the Fund may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax return.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance since the Fund’s inception, May 14, 2004.  Certain information reflects financial results of a single Fund share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of dividends and distributions, if any).  This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report to shareholders, which is available upon request.

For the Period May 14, 2004 (Date of Initial Public Investment) through October 31, 2004
Net asset value, beginning of period	$20.00
Income from investment operations
Net investment income	0.17
Net realized and unrealized gain on investments	0.46
Total from investment operations	0.63
Distributions to shareholders from
Net investment income	(0.17)
Net asset value, end of period	$20.46
Total return (b)	3.18%

Ratios/supplemental data
Net assets, end of period	$73,863,799
Ratios of expenses to average net assets (a)
Before expense reimbursement and waived fees	1.89%
After expense reimbursement and waived fees	1.76%
Ratios of net investment income to average net assets (b)
Before expense reimbursement and waived fees	2.57%
After expense reimbursement and waived fees	2.69%
Portfolio turnover rate	1,447.63%
(a) Annualized.
(b) Total return does not reflect payment of a sales charge.

ADDITIONAL INFORMATION

Please see the back cover on how to contact the Fund and how to receive additional information regarding the Fund.

MERIT HIGH YIELD FUND

CLASS A SHARES

Additional information about the Fund, including the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings, is available in the Fund’s SAI, which is incorporated by reference into this prospectus.  Additional information about the Fund’s investments will also be available in the Fund’s Annual and Semi-annual Reports to shareholders.  The Fund’s Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports will be available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund:

By telephone:

1-877-556-3730

By mail:

Merit High Yield Fund

Class A Shares

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

On the Internet:

www.geminifundservices.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C.  20549-0102.

Investment Company Act file number 811-21495

CUSIP Number 58985A203

Prospectus

February 25, 2005

MERIT HIGH YIELD FUND

CLASS C SHARES

The Merit High Yield Fund (“Fund”) is a non-diversified open-end fund series of the Merit Advisors Investment Trust (“Trust”).  The Fund is primarily intended for market timers and short-term investors.

This prospectus includes information about the Fund that you should know before investing.  This prospectus relates to the Class C Shares offered by the Fund.  The Fund also offers two additional classes of shares, Class A Shares and No Load Shares, which are offered by other prospectuses.  You should read this prospectus carefully before you invest or send money, and keep it for future reference.  For questions or for Shareholder Services, please call 1-877-556-3730.

Investment Advisor

MERIT ADVISORS, INC.

11032 Quail Creek Road, Suite 105

Oklahoma City, Oklahoma  73120-6208

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

THE FUND

INVESTMENT OBJECTIVE

2

PRINCIPAL INVESTMENT STRATEGY

2

PRINCIPAL RISKS OF INVESTING IN THE FUND

5

PERFORMANCE INFORMATION

11

FEES AND EXPENSES OF THE FUND

12

MANAGEMENT OF THE FUND

13

INVESTMENT ADVISOR

13

INVESTMENT SUB-ADVISOR

13

PORTFOLIO MANAGEMENT TEAM

14

BOARD OF TRUSTEES

14

ADMINISTRATOR

15

TRANSFER AGENT

15

DISTRIBUTOR AND DISTRIBUTION OF SHARES

15

INVESTING IN THE FUND

16

MINIMUM INVESTMENT

16

PURCHASE AND REDEMPTION PRICE

16

PURCHASING SHARES

17

REDEEMING  SHARES

19

OTHER IMPORTANT INVESTMENT INFORMATION

22

SELL SIGNALS

22

DIVIDENDS, DISTRIBUTIONS AND TAXES

22

FINANCIAL HIGHLIGHTS

ADDITIONAL INFORMATION

THE FUND

INVESTMENT OBJECTIVE

The Merit High Yield Fund’s primary investment objective is to seek high current income and its secondary objective is to seek capital appreciation.  The Fund’s investment objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

To achieve its investment objective, the Fund invests primarily in (i) below investment grade, high yield, fixed income securities, including high yield bonds (commonly referred to as “junk bonds”), corporate notes, credit default swaps (“CDSs”), convertible debt securities and preferred securities, and exchange-traded funds (“ETFs”), unit investment trusts (“UITs”) and other investment companies, including closed-end investment companies (“CEICs”) which invest primarily in high yield securities (hereinafter collectively referred to as “High Yield Instruments”); and (ii) cash and cash equivalent positions (“Cash Positions”).  The investment strategy of the Fund’s investment advisor, Merit Advisors, Inc. (“Advisor”), is to establish a portfolio of High Yield Instruments and Cash Equivalents that replicates the performance of the U.S. dollar high yield bond market while providing liquidity for short-term investments in the Fund.

Below investment grade securities:  Below investment grade fixed income securities, such as bonds and debt securities, are generally those securities rated BB+ and lower by Standard & Poor’s Ratings Service (“S&P”) or Fitch, Inc. (“Fitch”) or Ba1 or below by Moody’s Investor Services, Inc. (“Moody’s”) or if unrated, of comparable quality.  Below investment grade fixed income securities are high-yield, high risk securities, commonly called “junk bonds”, which are considered speculative.  Below investment grade fixed income securities generally pay higher yields (greater income) than investment in higher-quality securities, however below investment grade securities involve greater risk to timely payment of principal and interest, including the possibility of default or bankruptcy of the issuers of the security.

In selecting the appropriate investment securities for the Fund, the Advisor analyzes and evaluates, among other things, the following:

•

Issuer’s current and anticipated financial condition and cash flow;

•

Industry and market developments and trends;

•

Economic and financial markets; and

•

Liquidity of the securities.

The Advisor seeks to purchase securities of companies the Advisor believes have the financial ability to perform their debt obligations in a range of market conditions, including, without limitation, companies that the market perceives to have current financial problems or uncertainty, but which the Advisor believes will have the ability to timely make their debt payments.  In addition, the Advisor seeks securities that the Advisor believes will actively trade in the secondary market enough to provide the Fund with reasonable liquidity to meet redemption requests.  Accordingly, the Advisor will typically sell a security if the Advisor believes the issuer may not be able to timely make its debt payments or if the Advisor believes the security is not actively traded enough on the secondary market to provide the appropriate liquidity for the Fund for short-term investments in the Fund.  The Fund may invest in various types of High Yield Instruments, which may or may not include at any given time all the types of High Yield Instruments listed above.

Under normal market conditions, the Fund will invest at least 80% of its total assets in High Yield Instruments.  The Fund’s policy in the foregoing sentence may be changed by the Trust’s Board of Trustees (“Trustees”), but no change is anticipated.  If the Fund’s policy described above changes, the Fund will notify shareholders at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.

Credit Default Swap:  A CDS is generally a bilateral financial contract in which one party (credit protection buyer) pays a periodic premium (typically expressed in basis points) on a predetermined amount (notional amount) in exchange for a contingent payment from the other party (credit protection seller) to cover certain losses following a specific “credit event” on a specific asset covered by the CDS.  The specific “credit event” can be negotiated but generally follows the definition promulgated by the International Swaps and Derivative Association.  Credit events generally cover, among other things, failure to pay, bankruptcy, restructuring, repudiation or moratorium, and acceleration.  The premium, notional amount, reference assets, credit instrument, credit events, and other terms of the contract are negotiated between the credit protection buyer and credit protection seller at inception.  CDSs can be funded (funded CDSs), in which the Fund’s investment will take the form of a CDS embedded in a structured “credit-linked” note, or non-funded (synthetic or unfunded CDSs).

Credit Default Swaps, Credit-Linked Notes, and Credit Derivatives.  The Fund may enter into CDSs, both directly (“unfunded swaps”) and indirectly in the form of a CDS embedded within a structured note (“funded swaps”), to protect against the risk that a security will default.  Unfunded and funded CDSs may be on a single security, or on a basket or portfolio of securities.

The Fund may, from time to time, invest in excess of 75% of its assets in funded CDSs by purchasing long positions in CDSs embedded in structured or “credit-linked” notes (also known as “selling credit protection”).  The reference obligations of such CDSs will be predominantly portfolios of high yield debt securities and the reference entities will be the issuers of such securities.  By making such investments, the Fund will gain exposure to a broad range of high yield issuers and instruments without directly investing in such instruments.  The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants and market capitalization.  The Fund derives its primary return from CDSs from the periodic coupon on the structured note and the return of principal at maturity.  To the extent there is an active market for the structured notes, the Fund can also realize a gain or loss upon the sale of the structured notes prior to maturity.  There is no guarantee that an active market will exist for any structured note in which the Fund invests.  Upon the occurrence of a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring) with respect to a CDS note, the Fund will generally reduce the principal balance of the related structured note by the par amount of the defaulted reference obligation in exchange for the actual value of the defaulted reference obligation.  As a result, on an ongoing basis, interest on the structured note will accrue on a smaller principal balance and a smaller principal balance will be returned at maturity.

If the Fund takes a long position in an unfunded CDS, the Fund pays a fee to enter into the CDS and receives fixed payments during the life of the CDS.  If there is a credit event with respect to such CDS, the Fund will pay the par amount of the reference obligation and the swap counterparty will, if the CDS is physically settled, deliver the reference obligation to the Fund or, if the CDS is cash settled, deliver to the Fund the payment specified in the related CDS documentation.  The notional amount of the CDS will be reduced accordingly as well.

The Fund may also take a short position in an unfunded CDS (also known as “buying credit protection”).  In this instance, the CDS counterparty would pay the Fund a fee to enter into the CDS and receive fixed payments from the Fund during the life of the CDS.  The Fund would take a short position in an unfunded CDS against a long portfolio bond position to decrease exposure to specific high yield issuers.  If the short unfunded CDS is against a corporate issue, the Fund must own that corporate issue.  If there is a credit event with respect to a short unfunded CDS, the Fund will, in the case of physical settlement, deliver the defaulted reference obligation or, in the case of cash settlement, deliver the payment described in the related CDS documentation to the swap counterparty.  In return, the swap counterparty will pay the par amount of the defaulted reference obligation.  The notional amount of the CDS will be reduced accordingly as well.

The Fund will invest no more than 25% of its total assets in unfunded CDSs.

The Fund will have no limit on its investments in funded CDSs.

Cash Positions.  The Advisor also intends to invest in Cash Positions, such as money market instruments, U.S. Government obligations, commercial paper, repurchase agreements, and other types of cash or cash equivalent positions, to provide liquidity for active trading.

Other Investment Options.  While the Fund’s primary focus is the allocation of its assets among High Yield Instruments and Cash Positions, the Fund has the flexibility to invest in equity securities and other types of securities when the Advisor believes they offer more attractive opportunities.  Accordingly, the Fund may hold positions in common stocks of domestic and foreign companies from time to time.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  In such circumstances, the Fund may hold up to 100% of its portfolio in Cash Positions.  When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Additional Information About the Fund’s Investment Objective and Strategy.  An investment in the Fund should not be considered a complete investment program.  An investor’s needs will depend largely on his or her financial resources and individual investment goals and objectives.  Investors who engage in long-term investing and/or other long-term growth strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a long period of time.  The Advisor expects the Fund to be used as a short-term investment vehicle by investors.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested.  Since the Fund may invest in below investment grade securities without limit, the Fund’s investments should be considered speculative.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following additional risks:

Active Investor Risk:  The Fund expects a significant portion of the investments in the Fund to come from investors, professional money managers, and hedge funds that will use the Fund as part of “market timing” or short-term investment strategies.  These strategies often call for frequent trading of Fund shares to take advantage of anticipated changes in market conditions.  Active trading may increase the rate of portfolio turnover if the Fund is required to sell Fund portfolio holdings to meet frequent redemption requests.  A high level of portfolio turnover may negatively impact performance by increasing transaction costs.

Market Risk:  Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.  The Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, and general bond and equity market conditions.

Valuation Risks:  During periods of reduced market liquidity or in the absence of readily available market quotations for the below investment grade securities in the Fund’s portfolio, the ability of the Fund to value the Fund’s securities becomes more difficult and the judgment of the Fund (through fair value procedures adopted by the Trustees) may play a greater role in the valuation of the Fund’s securities due to reduced availability of reliable objective pricing data.  Consequently, it may be difficult for the Fund to accurately assign a daily value to such below investment grade securities and in such situations the Fund’s net asset value may not reflect the actual value of the Fund’s portfolio.

Short Term Liquidity and Investment Risks:  The markets for below investment grade securities held in the Fund’s portfolio may be less liquid than the markets for higher-grade securities.  Liquidity relates to the ability of a fund to sell a security in a timely manner at a price which reflects the value of the security.  To the extent that there is not an established retail market for some of the below investment grade securities in which the Fund may invest, trading in such securities may be relatively inactive.  Prices of below investment grade securities may decline rapidly in the event a significant number of holders of such securities decide to sell.  Changes in expectations regarding an individual issuer of below investment grade securities generally could reduce market liquidity for such securities and make their sale by the Fund more difficult, at least in the absence of price concessions.  The effects of adverse publicity and investor perceptions may be more pronounced for below investment grade securities for which no established retail market exists as compared to higher-grade securities for which such markets exist.  An economic downturn or an increase in interest rates could severely disrupt the market for below investment grade securities and adversely affect the value of outstanding securities or the ability of issuers of such securities to repay principal and interest.  Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established market does exist.  While the Fund’s portfolio may be less liquid than a portfolio with higher-grade securities, the Fund expects that its portfolio will be liquid enough to meet normal redemption requests.

Management Style Risks:  The share price of the Fund changes daily based on the performance of the securities in which it invests.  The ability of the Fund to meet its investment objective is directly related to the Advisor’s allocation of the Fund’s assets.  The Advisor’s judgments about the attractiveness, value, and potential income and appreciation of particular High Yield Instruments, Cash Positions, or other investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s judgment will produce the desired results.  In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize High Yield Instruments, Cash Positions, or other investments under unfavorable conditions, in which case the Fund’s value may be adversely affected.

Credit Risk:  Credit risk is the risk that the issuer of a debt security will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations.  If the issuer fails to pay interest, the Fund’s income will be reduced.  If the issuer fails to repay principal, the value of that security and of the Fund’s shares may be reduced.  As discussed below, since the Fund invests primarily in below investment grade securities, the Fund is subject to a higher level of credit risk than a fund that invests only in investment grade securities.

Below Investment Grade Securities Risk:  Fixed income securities are generally rated by a nationally recognized securities rating organization (“NRSRO”).  Fixed income securities rated Baa or higher by Moody’s or BBB or higher by S&P’s or Fitch are considered investment grade securities.  Securities in the Fund will include securities rated lower than investment grade securities, including debt obligations rated lower than Baa by Moody’s or lower than BBB by S&P’s or Fitch or unrated securities that the Advisor believes are of comparable quality.  These below investment grade securities are commonly known as “junk bonds” and are generally considered speculative by NRSROs and subject to significant risks of non-payment of interest and principal.  Below investment grade securities are often not listed for trading on any national securities exchange, and issuers of such securities may not choose to have a rating assigned to their obligations by a NRSRO.  As a result, the Fund’s portfolio may consist of a higher portion of unlisted or unrated securities as compared with an investment company that invests in primarily higher-grade securities.  Unrated securities are usually not as attractive to as many buyers as are rated securities; another factor that may make unrated securities held by the Fund less marketable.  These and other factors may have the effect of limiting the availability of the unlisted below investment grade securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or financial markets.  Below investment grade securities are generally more volatile than investment grade securities and it may be more difficult to establish their fair value.  Finally, below investment grade securities may experience sudden and sharp price swings and generally are more sensitive than investment grade securities to negative issuer developments, such as reduced revenues or increase expenditures, or adverse economic conditions, such as recession, a high profile issuer default, or a change in the market’s psychology.

While the Advisor often utilizes the ratings of various credit rating services as one factor in making investment decisions, the Fund will rely on the Advisor’s judgment, analysis, and experience in evaluating the creditworthiness of a below investment grade issuer, particularly where an unrated security is involved.  Credit ratings of NRSROs evaluate only the safety of principal and interest payments, not the market risk of an investment in a particular security.  Ratings are general and not absolute standards of quality, and credit ratings are subject to the risk that the creditworthiness of the issuer may change and the rating agencies may fail to change such ratings in a timely fashion.  The Fund will not necessarily sell an investment if its rating is downgraded by a NRSRO after the Fund buys it.  The Advisor will continually monitor the issuers of securities in the Fund and may invest the Fund’s assets in certain below investment grade securities without guidance from published ratings agencies.  Because of the number of investment considerations involved in investing in below investment grade securities without available credit ratings, achievement of the Fund’s investment objectives may be more dependent upon the credit analysis of the Advisor than is the case with higher investment grade securities.  Additional information about the quality ratings of Moody’s, S&P’s, and Fitch can be found in the Fund’s Statement of Additional Information (“SAI”).

Income Risk:  The Fund’s current income will be derived primarily from the receipt of interest payments from fixed income securities.  An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest.  If the issuer fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

Interest Rate Risk:  The price of a fixed income security is dependent upon interest rates.  Therefore, the share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates.  A rise in interest rates will cause the value of fixed income securities to decrease.  The reverse is also true.  Consequently, there is the possibility that the value of the Fund’s investment in fixed income securities may fall because fixed income securities generally fall in value when interest rates rise.  Changes in interest rates may have a significant effect on the Fund, particularly if the Fund is holding a significant portion of its assets in fixed income securities with long-term maturities.  The longer the term of a fixed income instrument, the more sensitive the value and price of the fixed income instrument will be to fluctuations in interest rates.  The Fund will generally purchase fixed income securities with maturities greater than one year.

Maturity Risk:  Maturity risk is another factor that can affect the value of the Fund’s debt security holdings.  In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its price sensitivity to changes in interest rates.  Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

Operating Expense Risk:  Since the Fund is intended primarily for market timers and short-term investors, the Fund’s asset level may drastically change from time to time during any year.  The Fund’s normal annual operating expenses consist of both fixed costs and asset based costs.  Fixed costs are those costs that the Fund incurs regardless of the asset level of the Fund.  Asset based costs are those costs that are normally calculated based upon the asset value of the Fund.  In order to try to spread out the Fund’s normal annual operating expenses over the year, the Fund accrues expenses on a daily basis based upon estimated costs.  If the Fund is unable to accurately estimate the Fund’s operating costs for the year, investors owning shares in the Fund during certain periods may pay a larger share of the Fund’s annual operating expenses than investors owning shares in the Fund during other periods.  In addition, if large shareholders leave the Fund for extended periods of time the remaining shareholders in the Fund will pay a larger share of the Fund’s annual operating expenses.  In order to limit the Fund’s annual operating expenses throughout the year for all shareholders, the Advisor has entered into an Expense Limitation Agreement with the Fund under which the Advisor has agreed to waive or reduce its fees and assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more that 1.95% of the average daily net assets of the Fund for the fiscal year ending October 31, 2005.  See “Management of the Fund - Investment Advisor – Expense Limitation Agreement” below.

Risks Related to Credit Default Swaps and Other Credit Derivatives:  The economic return on CDSs depends upon the performance of the reference obligations and/or the reference entities.  Exposure to the credit risk of such types of assets through the purchase of CDSs presents risks in addition to those resulting from direct purchases of such types of assets as the related reference obligations.  For instance, an active market may not exist for any of the CDSs in which the Fund invests.  As a result, the Fund’s ability to maximize returns or minimize losses on such CDSs may be impaired.  In addition, the Fund will usually have a contractual relationship only with the counterparty offering the CDS and not the reference obligors on the reference obligations.  As a result, the Fund generally will have no right directly to enforce compliance by the reference obligors with the terms of the reference obligations, no rights of set-off against the reference obligors, or any voting or other rights of ownership with respect to the reference obligations.  The Fund will not directly benefit from any collateral supporting such reference obligations and will not have the benefit of the remedies that would normally be available to a holder of such reference obligations.  Even if, in the case of physically settled CDSs, the Fund obtains such rights upon delivery of the defaulted reference obligations, the Fund’s ability to “work-out” effectively the defaulted reference obligations may be significantly diminished.

CDSs also expose the Fund to counterparty risk.  In the event of the insolvency of the counterparty, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the reference obligations.  Consequently, the Fund will be subject to credit risk with respect to defaults by such counterparty as well as by the reference obligors.

When the Fund enters into a short unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to either deliver the defaulted reference obligation or an equivalent cash payment.  Similarly, when the Fund enters into a long unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to deliver a cash payment related to such credit event.  To the extent the Fund lacks adequate funds to satisfy these delivery requirements, the Fund will be required to liquidate other Fund investments in a manner which may be inconsistent with its original investment intent and the Fund’s return may be adversely affected.

To the extent the CDS requires the Fund to settle physically the defaulted reference obligations, the Fund may be adversely affected by the purchase price of the defaulted reference obligations.  Similarly, CDS cash settlement mechanics may not accurately reflect the related credit loss and may be subject to the discretion of the party performing the calculation.  In addition, there can be losses under a CDS without a related default with respect to the referenced obligation.  This occurs when the definition of a credit event in the CDS contains events that are not truly credit related and is called credit basis risk.  Also, the size of the structured notes underlying a funded CDS in relation to the size of the reference obligation affects the severity of the losses.  In general, as the size of the structured notes decreases in relation to the size of the reference obligation, the Fund’s exposure to credit risk with respect to the CDS increases.  Finally, to the extent that the Fund’s swap positions are leveraged, any Fund losses will be magnified.

Other risks of CDSs include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively).  The Fund’s positions in CDSs are also subject to liquidity risk, market risk, structural risk, legal risk, and interest rate risk.

The Fund may also invest in certificates which represent an undivided interest in a pool of high yield debt securities (“Underlying Securities”).  Such securities pay principal and interest to the extent the Underlying Securities pay principal and interest.  The Fund may, subject to certain restrictions, optionally redeem its certificates for the related pro rata interest in the Underlying Securities.  Exposure to the credit risk of such types of assets through the purchase of such certificates presents risks in addition to those resulting from direct purchases of the Underlying Securities.  Until the Fund redeems its certificates, the Fund will not have a direct contractual relationship with the issuers of the Underlying Securities and will not have a right directly to enforce compliance by such issuers with the terms of the Underlying Securities, a right of set-off against such issuers, or any direct rights of ownership with respect to the Underlying Securities.  The Fund’s ability to exercise voting rights with respect to the Underlying Securities may also be limited until it redeems its certificates.  The Fund’s yield on such securities is dependent upon a number of factors, including, without limitation, the purchase price of such securities and the occurrence of any early or mandatory redemption with respect thereto.  The Fund’s investments in such certificates are also subject to prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk, and interest rate risk.

The Fund’s ability to realize a profit from swap agreement transactions will depend upon the ability of the financial institution with which the Fund enters into the transaction to meet their obligations for the Fund.  The Fund may not be able to close out its swap agreement position under certain circumstances at the same time, or at the same price, as it would if it had purchased comparable traded securities.

Risks Related to Investment in Other Investment Companies:  To the extent the Fund invests in ETFs, UITs, CEICs, or other investment companies, the cost to the shareholder of investing in the Fund will generally be higher than the cost of investing directly in ETFs, UITs, CEICs, or other investment company shares.  By investing in the Fund, a shareholder will indirectly bear fees and expenses charged by the underlying ETFs, UITs, CEICs, and investment companies in which the Fund invests, in addition to the Fund’s direct fees and expenses.

Under the Investment Company Act of 1940, as amended (“1940 Act”), the Fund may not acquire shares of an ETF, UIT, CEIC, or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company’s total outstanding voting stock (“3% Limitation”), securities issued by such investment company would have an aggregate value in excess of 5% of the Fund’s assets, or securities issued by such investment company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund’s assets; provided, however, that the 3% Limitation will not apply if (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.  Accordingly, the above limitations may prevent the Fund from allocating its investments in the manner the Advisor considers optimal.

Risks Related to CEIC, ETF, or UIT Net Asset Value and Market Price:  The market value of CEIC, ETF, or UIT shares may differ from their net asset value.  This difference in price may be due to the fact that the supply and demand in the market for CEIC, ETF, or UIT shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities held by the CEIC, ETF, or UIT.  Accordingly, there may be times when a CEIC, ETF, or UIT share trades at a premium or discount to its net asset value.  Unlike ETF shares, which are traded on an exchange, the price and liquidity of CEIC shares is generally dependent on the presence of brokers making a market in the CEIC’s shares.  The loss of such a market maker could negatively impact the pricing and liquidity of such CEIC shares.

Risks Related to Portfolio Turnover:  Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time.  Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes.  The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities, changing market conditions, or redemption requests.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains.  If the Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders, increasing their taxable distributions.  Under normal circumstances, the anticipated annual portfolio turnover rate for the Fund is expected to be more than 100%.

Risks Related to Using Derivative Instruments:  A derivative instrument is generally one whose value depends on (or is derived from) the value of the underlying assets, interest rate, or index.  Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Non-diversified Fund Risk:  The Fund is a non-diversified fund.  In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds.  Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.

PERFORMANCE INFORMATION

Because the Fund has not completed a full calendar year of operations , there is no performance information for the Fund to be presented here.  However, you may request a copy of the Fund’s Annual and Semi-annual Reports, at no charge, by calling the Fund at 1-877-556-3730.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees For Class C Shares

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed On Purchases

(as a percentage of offering price)

None

Redemption Fee

None

Annual Fund Operating Expenses For Class C Shares*

(expenses that are deducted from Fund assets)

Management Fees

 0.85%

Distribution and/or Service (12b-1) Fees

 1.00%

Other Expenses

 1.10%

Total Annual Fund Operating Expenses

2.95%

*

Since the Fund is newly organized, the expenses shown in the chart are based on estimated expenses for the fiscal year ending October 31, 2005.  These expenses consist of both fixed costs and asset based costs.  Therefore the Fund’s annual operating expenses may increase over time if large shareholders leave the Fund.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.95% of the average daily net assets of the Fund for the fiscal year ending October 31, 2005.  As a result, the Fund’s “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 2.95%, as indicated in the table.  It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Fund.

Example:  This example shows you the expenses that you may pay over time by investing in Class C Shares of the Fund.  Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Fund versus other mutual funds.  This example assumes the following conditions:

(1)

You invest $10,000 in the Fund for the periods shown;

(2)

You reinvest all dividends and distributions;

(3)

You redeem all of your shares at the end of those periods;

(4)

You earn a 5% total return; and

(5)

The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

Period Invested	1 Year	3 Years
Your Costs	$262	$805

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

The Fund’s investment advisor is Merit Advisors, Inc., 11032 Quail Creek Road, Suite 105, Oklahoma City, Oklahoma 73120-6208.  The Advisor serves in that capacity pursuant to an investment advisory contract with the Trust on behalf of the Fund.  Subject to the authority of the Trustees, the Advisor provides guidance and policy direction in connection with its daily management of the Fund’s assets.  The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Fund.

The Advisor, organized as an Oklahoma corporation, is controlled by James Paul Cunningham, Freda Marie Cunningham, and Donald Lee Dillingham.  The executives and members of the advisory staff of the Advisor have extensive experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the Advisor was founded in 1988.  As of January 1, 2005, the Advisor had approximately $155 million in assets under management.

Advisor Compensation.  As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund’s average daily net assets at the annual rate of 0.85%.

Expense Limitation Agreement.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.95% of the average daily net assets of the Fund for the fiscal year ending October 31, 2005.  It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees.  The Trust may terminate the Expense Limitation Agreement at any time.  The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90-days’ notice to the Trust as set forth in the Expense Limitation Agreement.

INVESTMENT SUB-ADVISOR

The Fund’s Investment Sub-Advisor (“Sub-Advisor”) is Avondale Investments, LLC, 211 North Robinson, Suite 200, Oklahoma City, Oklahoma 73102.  The Sub-Advisor serves in that capacity pursuant to an investment sub-advisory contract with the Advisor as approved by the Trustees.  The Sub-Advisor provides the Advisor with advice and recommendations as to possible investment decisions for the Fund and in the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees.

The Sub-Advisor, organized as an Oklahoma limited liability company, is controlled by Mr. Dillingham.  The Sub-Advisor, through its executive Mr. Dillingham, has experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the Sub-Advisor was founded in 2001.  As of January 1, 2005, the Sub-Advisor had approximately $74 million in assets under management.

Sub-Advisor Compensation.  The Sub-Advisor receives from the Advisor monthly compensation based on the Fund’s average daily net assets at the annual rate of 0.375% for its sub-advisory services to the Fund.  The Fund does not pay a direct fee to the Sub-Advisor.

PORTFOLIO MANAGEMENT TEAM

The Fund will be managed primarily by a portfolio management team consisting of Mr. Cunningham and Mr. Dillingham.  Mr. Cunningham is a co-founder of the Advisor and has served as its President since 1988.  Mr. Cunningham received a Bachelor of Science degree in Education from the University of Oklahoma (“OU”) in 1951, a Masters in Education from OU in 1954 and a Masters in Business Administration from the University of Central Oklahoma in 1976.  He has been in the securities business since 1959 and has been involved with managing high yield bond funds since 1987.

Mr. Dillingham has served as a Vice-President of the Advisor since 2003.  Mr. Dillingham is also the founder of the Sub-Advisor and has been its President since 2001.  In addition, he has been a Registered Representative with Capital West Securities, a securities firm, since 2002.  Prior to starting the Sub-Advisor, Mr. Dillingham was employed by Bank One Corporation in its Investment Management Group as a Customer Service Manager/Institutional Investments (1999-2001) and Relationship Manager/ Investments (1998-1999).  Mr. Dillingham was also Director of Advisor Development at American Express Company from 1996 to 1998.  Mr. Dillingham received a Bachelor of Business Administration in Accounting from OU in 1984 and a Masters of Business Administration form Oklahoma City University in 1987.  He is also a Chartered Financial Analyst, Certified Public Accountant, and Certified Financial Planner.  Mr. Dillingham has been in the securities business and has been involved with managing high yield bond funds since 1984.

BOARD OF TRUSTEES

The Fund is a series of the Trust, an open-end management investment company which was organized as a Delaware statutory trust on December 10, 2003.  The Trustees supervise the operations of the Fund according to applicable state and federal law, and are responsible for the overall management of the Fund’s business affairs.

ADMINISTRATOR

Gemini Fund Services, LLC (“GFS”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services.  In addition, the GFS makes available the office space, equipment, personnel, and facilities required to provide services to the Fund.

TRANSFER AGENT

GFS also serves as the transfer agent and dividend-disbursing agent of the Fund.  As indicated later in this Prospectus under the caption “Investing in the Fund,” GFS will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.

DISTRIBUTOR AND DISTRIBUTION OF SHARES

Aquarius Fund Distributors, LLC (“Distributor”) is the principal underwriter and distributor of the Fund’s shares and serves as the Fund’s exclusive agent for the distribution of the Fund’s shares.  The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities.  The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act.  Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s shares (this compensation is commonly referred to as “12b-1 fees”).

The Distribution Plan provides that the Fund will pay the annual rate of up to 1.00% of the average daily net assets of the Class C Shares of the Fund for activities primarily intended to result in the sale of those shares.  These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund’s Class C Shares.  Because the 12b-1 fees are paid out of the Fund’s assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Advisor may pay certain financial institutions (which may include banks, brokers, securities dealers ant other financial professionals) a fee for providing distribution related services and/or performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Other Expenses.  In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Fund’s Advisor, including, without limitation, the following: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

INVESTING IN THE FUND

MINIMUM INVESTMENT

The Fund’s shares are sold and redeemed at net asset value.  Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Fund.  The minimum initial investment is $10,000 and the minimum additional investment is $100.  The Fund may, at the Advisor’s sole discretion, accept certain accounts with less than the minimum investment.

PURCHASE AND REDEMPTION PRICE

Determining the Fund’s Net Asset Value.  The price at which Fund shares are purchased or redeemed is based on the next calculation of net asset value after an order is accepted in good form.  An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount.  The Fund’s net asset value per share is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund.  The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier.  The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  If market prices are not available or, in the Advisor’s opinion, market prices do not accurately reflect fair value, the Advisor may value the Fund’s assets at their fair value according to policies approved by the Trustees.  For example, if trading in a portfolio security is halted and does not resume trading before the Fund calculates its NAV, the Advisor may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.

Other Matters.  Purchases and redemptions of shares by the same shareholder on the same day will be netted for the Fund.  All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after tenders.  The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists.  Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund’s shareholders.  Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement.  Also, if the Trustees determine that it would be detrimental to the best interest of the Fund’s remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund.  In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, accepts the order.  The orders will be priced at the next calculation of the Fund’s net asset value after the authorized broker or broker-authorized designee receives the orders.  Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders.  Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars.  If checks are returned due to insufficient funds or other reasons, the purchase will be canceled.  The proposed investor will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent.  The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or another identically registered account to recover any such losses.  For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to “Merit High Yield Fund – Class C Shares”, to:

Merit High Yield Fund

Class C Shares

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

The application must contain, among other things, your Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”).  If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for a SSN or TIN.  Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Purchases.  Purchases may also be made through bank wire orders.  To establish a new account or add to an existing account by wire, please call the Fund at 1-800-877-556-3730, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number.  Additionally, please have your financial institution use the following wire instructions:

First National Bank of Omaha

ABA #:  104000016

For the:

Merit High Yield Fund  (Class C Shares)

DDA # 110191061

Name/Title on Account/Account Number

Additional Investments.  You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price.  The minimum additional investment is $100.  Before adding funds by bank wire, please call the Fund at 1-877-556-3730 and follow the above directions for bank wire purchases.  Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement.  Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Fund will automatically charge the shareholder’s checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Frequent Trading.  The Fund is designed to accommodate frequent trading.  A pattern of excessive trading, however, may, at the discretion of the Advisor, be limited by the Fund’s refusal to accept further purchase orders from an investor.

Stock Certificates.  The Fund normally does not issue stock certificates.  Evidence of ownership of shares is provided through entry in the Fund’s share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Fund will ask for, among other things, the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor.  The Fund may also ask to see the investor’s driver’s license or other identifying documents.  An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Fund receives this required information.  In addition, if after opening the investor’s account the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor.  If the Fund closes an investor’s account because the Fund was unable to verify the investor’s identity, the Fund will value the account in accordance with the Fund’s next net asset value calculated after the investor’s account is closed.  In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment.  The Fund will not be responsible for any losses incurred due to the Fund’s inability to verify the identity of any investor opening an account.

REDEEMING  SHARES

Regular Mail Redemptions.  Regular mail redemption requests should be addressed to:

Merit High Yield Fund

Class C Shares

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

Regular mail redemption requests should include the following:

(1)

Your letter of instruction specifying the Fund’s name, shareholder’s name, account number and number of shares (or the dollar amount) to be redeemed.  This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)

Any required signature guarantees (see “Signature Guarantees” below); and

(3)

Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request.  However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored.  Such delay (which may cause the redemption to be delayed beyond the seven (7) days) may be reduced or avoided if the purchase is made by certified check or wire transfer.  In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions.  Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone.  You may also redeem shares by bank wire under certain limited conditions.  The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (Fax# 402-963-9094).  The confirmation instructions must include the following:

(1)

The Fund’s name;

(2)

Shareholder(s) name and account number;

(3)

Number of shares or dollar amount to be redeemed;

(4)

Instructions for transmittal of redemption proceeds to the shareholder; and

(5)

Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above.  You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum).  Redemption proceeds cannot be wired on days in which your financial institution is not open for business.  You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund.  See “Medallion Signature Guarantees” below.

The Fund, at its discretion, may choose to pass through to redeeming shareholders any charges imposed by the custodian for wire redemptions.  If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account.  Your bank or brokerage firm may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-877-556-3730.  Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund.  Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine.  The Fund will employ reasonable procedures, such as requiring a form of government issued personal identification, to confirm that the instructions are genuine.  The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided the Fund follows reasonable procedures to insure the instructions are genuine.

Systematic Withdrawal Plan.  A shareholder who owns shares of the Fund valued at more than $10,000 at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount (not less than $100).  Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount.  The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash.  Call or write the Fund for an application form.

Minimum Account Size.  The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $10,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon prior written notice.  If the shareholder brings his account net asset value up to at least $10,000 during the notice period, the account will not be redeemed.  Redemptions from retirement accounts may be subject to federal income tax.

Redemptions In Kind.  The Fund does not intend, under normal circumstances, to redeem its shares by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share.  Shareholders receiving them may incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net asset value at the beginning of such period.  Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election.

Medallion Signature Guarantees.  To protect your account and the Fund from fraud, medallion signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Medallion signature guarantees are generally required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $100,000.  Medallion signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.  Medallion signature guarantees are not provided by notaries public.

Miscellaneous.  The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.

OTHER IMPORTANT INVESTMENT INFORMATION

SELL SIGNALS

The Advisor may from time to time inform its individual clients as a whole that based upon certain market conditions or possible market conditions that the Advisor recommends that they redeem their shares of the Fund (“Sell Signal”).  In the event of a Sell Signal, it is likely that these individual clients will immediately redeem their Fund shares.  If the Advisor gives a Sell Signal, the Advisor intends on simultaneously posting a notice of the Sell Signal on its web site at www.meritadvisors.com.  Since investors have different investment objectives and strategies, a recommendation by the Advisor to its individual clients to redeem their shares should not necessarily be deemed a recommendation to all shareholders to redeem their shares in the Fund.  Shareholders are advised to consult their own investment advisor with specific reference to their own investment or special situation.  As described in “Dividends, Distributions and Taxes” below, a shareholder who redeems shares of the Fund will generally realize a capital gain or loss and any gain may be subject to tax.  The Advisor does not intend on posting a notice if the Advisor recommends to individual clients to redeem their shares due to their unique or individual investment or special situation(s).

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following information is meant as a general summary for U.S. taxpayers.  Additional information appears in the SAI.  Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund will distribute most of its income and realized gains to its shareholders every year.  Dividends paid by the Fund derived from net investment income, if any, will be paid quarterly and capital gain distributions, if any, will be made at least annually.  Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares.  Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income.  The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002.  These qualifying corporate dividends are taxable at long-term capital gain tax rates.  Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met.  If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares.  All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders.  Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate tax rates.  Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.  To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they had received it in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder’s holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2005) for all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.  Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due.  Any amounts withheld by the Fund may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax return.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance since the Fund’s inception, May 14, 2004.  Certain information reflects financial results of a single Fund share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of dividends and distributions, if any).  This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report to shareholders, which is available upon request.

For the Period May 14, 2004 (Date of Initial Public Investment) through October 31, 2004
Net asset value, beginning of period	$20.00
Income from investment operations
Net investment income	0.12
Net realized and unrealized gain on investments	0.38
Total from investment operations	0.50
Distributions to shareholders from
Net investment income	(0.13)
Net asset value, end of period	$20.37
Total return	2.50%

Ratios/supplemental data
Net assets, end of period	$51,896
Ratios of expenses to average net assets (a)
Before expense reimbursement and waived fees	2.59%
After expense reimbursement and waived fees	2.45%
Ratios of net investment income to average net assets (b)
Before expense reimbursement and waived fees	2.01%
After expense reimbursement and waived fees	2.16%
Portfolio turnover rate	1,447.63%
(a) Annualized.

ADDITIONAL INFORMATION

Please see the back cover on how to contact the Fund and how to receive additional information regarding the Fund.

MERIT HIGH YIELD FUND

CLASS C SHARES

Additional information about the Fund, including the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings, is available in the Fund’s SAI, which is incorporated by reference into this prospectus.  Additional information about the Fund’s investments will also be available in the Fund’s Annual and Semi-annual Reports to shareholders.  The Fund’s Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports will be available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund:

By telephone:

1-877-556-3730

By mail:

Merit High Yield Fund

Class C Shares

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

On the Internet:

www.geminifundservices.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C.  20549-0102.

Investment Company Act file number 811-21495

                                                    STATEMENT OF ADDITIONAL INFORMATION

                              Merit High Yield Fund

                                                    February 25, 2005

                                                    A series of the

                                                        MERIT ADVISORS INVESTMENT TRUST

11032 Quail Creek Road, Suite 105

Oklahoma City, Oklahoma 73120-6208

Telephone 1-877-556-3730

OTHER INVESTMENT POLICIES

2

INVESTMENT LIMITATIONS

10

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDING S. ……………………...…… 11

PORTFOLIO TRANSACTIONS

12

DESCRIPTION OF THE TRUST

13

MANAGEMENT AND OTHER SERVICE PROVIDERS

14

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

23

SPECIAL SHAREHOLDER SERVICES

27

NET ASSET VALUE

27

ADDITIONAL TAX INFORMATION

28

FINANCIAL STATEMENTS

30

APPENDIX A – DESCRIPTION OF RATINGS

31

APPENDIX B – PROXY VOTING POLICIES

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the Prospectuses (“Prospectuses”) for the Class A Shares and Class C Shares, each dated February 25, 2005, and the No Load Shares, dated December 6, 2004, of the Merit High Yield Fund (“Fund”).  Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein.  This SAI incorporates by reference the Fund’s annual report for the fiscal period ended October 31, 2004.  Copies of the Prospectuses for the Class A Shares, Class C Shares, and No Load Shares of the Fund and Annual Report for the Fund may be obtained at no charge by writing or calling the Fund at the address or phone number shown above.  Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

OTHER INVESTMENT POLICIES

The Merit Advisors Investment Trust (“Trust”) was organized on December 10, 2003 as a Delaware statutory trust and is registered as an open-end management investment company with the Securities and Exchange Commission (“SEC”).  The Merit High Yield Fund is a non-diversified series of the Trust.  The following policies supplement the Fund’s investment objective and policies as described in the Prospectuses for the Fund.  Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Fund may invest.

GENERAL INVESTMENT RISKS.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Fund’s investment program will be successful.  Investors should carefully review the descriptions of the Fund’s investments and their risks described in this SAI and the Prospectuses.

BELOW INVESTMENT GRADE SECURITIES.  As noted in the Prospectuses, the Fund will generally invest in below investment grade, high yield, fixed income securities (commonly referred to as “junk bonds”) or derivatives of such securities. Below investment grade securities generally reflect a greater possibility that adverse changes in the financial condition of the issuer and/or in general economic conditions may impair the ability of the issuer to make timely payments of interest and principal.  In addition, because issuers of below investment grade securities are often highly leveraged, their ability to make timely payments of interest and principal during an economic downturn or a sustained period of high interest rates may be impaired.  Issuers of below investment grade securities may not have the more traditional methods of financing available to them.  Some below investment grade securities are unsecured or subordinate to the prior payment of senior indebtedness.  For these reasons, among others, the risk of default or failure to timely pay interest and principal payments is significantly greater for below investment grade securities.  Failure of the Fund to receive interest and principal payments from its portfolio of fixed income securities will affect the Fund’s income and ability to meet its investment objective.

The inability or perceived inability of issuers to make timely payments of interest and principal can make the values of below investment grade securities held by the Fund more volatile and can limit the Fund’s ability to sell such securities at prices approximating the values the Fund has placed on such securities.  In addition, the absence of a liquid trading market for below investment grade securities held by the Fund may make it difficult for the Fund to establish the fair value of the securities.

Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis of the issuer at the time of the rating.  Therefore, the rating assigned to any particular security is not necessarily a reflection on the issuer’s current financial condition or ability to make timely payments of interest and principal, which may be better or worse than the rating would indicate.  In addition, the ratings by the nationally recognized securities rating organizations (“NRSROs”) do not necessarily reflect an assessment of the volatility of a security’s market value or liquidity.  See Appendix A of this SAI for a summary of the NRSROs’ ratings.

The value of below investment grade securities, like other fixed income securities, fluctuates in response to changes in the interest rates.  A decrease in interest rates will generally result in an increase in value of the Fund’s fixed income securities, while an increase in interest rates will generally result in the decline of the value of the Fund’s fixed income securities.  Below investment grade securities can also be affected, sometimes to a greater extent than other fixed income securities, by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries.  Negative publicity or investor perceptions may also adversely affect the value of fixed income securities such as below investment grade securities.  Changes by NRSROs in their rating of any fixed income security and changes in the ability of the issuer (or perceived ability) to make timely payments of interest and principal can also affect the value of such securities.  While changes in the value of a Fund’s portfolio security will generally not affect income from such security, it will affect the Fund’s net asset value.  A change in the rating of a Fund’s portfolio security will not necessarily cause the Fund to dispose of the security, provided that the Fund’s investment advisor, Merit Advisors, Inc. (“Advisor”), believes retaining the security will assist the Fund in meeting its investment objective.

SWAP AGREEMENTS.  The Fund may enter into interest rate, index, credit default, total return, and equity swap agreements on a standalone basis.  The Fund may also enter into options on swap agreements (swap options).  These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return.  Investments in unfunded credit default swaps are limited to 25% of the Fund’s assets.  The Fund may invest in excess of 75% of its assets in funded credit-linked securities that are based on credit default swaps, which would not be considered investments in swaps on a standalone basis.  See “Other Investment Policies – Credit-Linked Securities” for further discussion of the risks posed by credit-linked securities.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.  Forms of swap agreements include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.  A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms.  The Fund may write (sell) and purchase put and call swap options.

Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of liquid assets to avoid any potential leveraging.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.  The Fund will not enter into a swap agreement with any single party, on a standalone basis, if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets at the time of investment.

Whether the Fund’s use of swap agreements or swap options will be successful in furthering its investment objective will depend on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines).  Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund’s ability to use swap agreements.  The swaps market is a relatively new market and is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option.  When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.  However, when the Fund writes a swap option, the Fund will become obligated, upon exercise of the option, to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (CEA) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodities Futures Trading Commission (CFTC).

The Fund may enter into interest rate swaps.  Interest rate swaps, in their most basic form, involve the exchange by the Fund with another party of their respective commitments to pay or receive interest.  For example, the Fund might exchange its right to receive certain floating rate payments in exchange for another party’s right to receive fixed rate payments.  Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different interest indexes or rates, even if the parties do not own the underlying instruments.  Despite their differences in form, the function of interest rate swaps is generally the same: to increase or decrease the Fund’s exposure to long or short-term interest rates.  For example, the Fund may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.

The use of interest rate swaps, like all swap agreements, is subject to certain risks.  As with options and futures, if the portfolio manager’s prediction of interest rate movements is incorrect, the Fund’s total return will be less than if the Fund had not used swaps.  In addition, if a counterparty’s creditworthiness declines, the value of the swap would likely decline.  Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

The Fund may enter into credit default swap (CDS) contracts for investment purposes.  If the Fund is a seller in a CDS contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.  In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred.  If no default occurs, the Fund would keep the stream of payments and would have no payment obligations.  As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase CDS contracts in order to hedge against the risk of default of debt securities it holds, in which case the Fund would function as the counterparty referenced in the preceding paragraph.  This would involve the risk that the swap may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability).  It would also involve credit risk; the seller may fail to satisfy its payment obligations to the Fund in the event of a default.

The Fund may enter into total return swaps.  Total return swaps are used either as substitutes for owning the physical securities that comprise a given market index or as a means of obtaining non-leveraged exposure in markets where no physical securities are available, such as an interest rate index.  Total return refers to the payment (or receipt) of an index’s total return, which is then exchanged for the receipt (or payment) of a floating interest rate.  Total return swaps provide the Fund with the additional flexibility of gaining exposure to a market or sector index by using the most cost-effective vehicle available.  For example, the Fund can gain exposure to the broad mortgage sector by entering into a swap agreement whereby the Fund receives the total return of the Lehman Brothers Mortgage Index in exchange for a short-term floating interest rate, such as the 3-month LIBOR.  This is fundamentally identical to purchasing the underlying securities that comprise the index, which requires an investor to pay cash, thereby surrendering the short-term interest rate to be earned from cash holdings, in order to receive the return of the index.  Total return swaps provide the Fund with the opportunity to actively manage the cash maintained by the Fund as a result of not having to purchase securities to replicate a given index.  Similar to interest rate swaps, the cash backing total return swaps are actively managed to earn a premium in excess of the floating rate paid on the swap.

The Fund may enter into equity swaps.  In an equity swap, payments on one or both sides are linked to the performance of equities or an equity index.  Equity swaps are normally used to (1) initiate and maintain cross-border equity exposures either in an index or a specific stock portfolio; (2) temporarily eliminate exposure to an equity portfolio without disturbing the underlying equity position; or (3) increase, reduce, or eliminate market exposure to a single issue or a narrow stock portfolio or obtain greater diversification for a limited period of time without disturbing an underlying position.

For purposes of applying the Fund’s investment policies and restrictions (as stated in the prospectuses and SAI), swap agreements are generally valued by the Fund at market value.  In the case of a CDS sold by the Fund (i.e., where the Fund is selling credit default protection), however, the Fund will generally value the swap at its notional amount.  The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

CREDIT-LINKED SECURITIES.  The Fund may invest in excess of 75% of its assets in credit-linked securities.  Credit-linked securities are securities that are collateralized by one or more CDSs on corporate credits.  The Fund has the right to receive periodic interest payments from the issuer of the credit-linked security at an agreed-upon interest rate and a return of the principal at the maturity date.

Credit-linked securities are typically privately negotiated transactions between two or more parties.  The Fund bears the risk that the issuer of the credit-linked security will default or become bankrupt.  The Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the credit-linked security.

Credit-linked securities are also subject to the credit risk of the corporate credits underlying the CDSs.  If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, and the Fund’s principal investment would be reduced by the corresponding face value of the defaulted security.

The market for credit-linked securities may be, or suddenly can become, illiquid.  The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it.  Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for credit-linked securities.  In certain cases, a market price for a credit-linked security may not be available.

The collateral for a credit-linked security is one or more CDSs, which are subject to additional risks.  See “Other Investment Policies – Swap Agreements” for a description of additional risks associated with CDSs.

CORPORATE BONDS.  The Fund’s investments in corporate debt securities will be based on credit analysis and value determination by the Fund’s Advisor.  The Advisor’s selection of bonds or industries within the corporate bond sector is determined by, among other factors, historical yield relationships between bonds or industries, the current and anticipated credit of the issuer, and call features, as well as supply and demand factors.  The Fund may invest in all grades of corporate securities including below investment grade as discussed above.  The Advisor will continuously monitor the ratings of securities held by the Fund and the creditworthiness of their issuers.

MONEY MARKET INSTRUMENTS.  The Fund may invest in money market instruments.  Money market instruments may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund.  Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes (“Master Notes”).  Banker’s Acceptances are time drafts drawn on and “accepted” by a bank.  When a bank “accepts” such a time draft, it assumes liability for its payment.  When the Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due.  The Banker’s Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit (“CD”) is an unsecured interest-bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  The Fund may invest in all types of Commercial Paper, including Commercial Paper rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”), or Fitch, Inc. (“Fitch”) or, if not rated, of equivalent quality in the Advisor’s opinion.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest.  Master Notes will be acquired by the Fund only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof.  The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

U.S. GOVERNMENT SECURITIES.  The Fund may invest a portion of the portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association (“GNMA”), as well as obligations of U.S. government authorities, agencies, and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration (“FHA”), Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank (“FHLB”), Student Loan Marketing Association (“SLMA”), and The Tennessee Valley Authority.  U.S. government securities may be acquired subject to repurchase agreements.  While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g. GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB).  No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law.  The guarantee of the U.S. government does not extend to the yield or value of the Fund’s shares.

COLLATERALIZED DEBT OBLIGATIONS (CDOs).  The Fund may invest in collateralized debt obligations (“CDOs”).  CDOs include collateralized bond obligations (CBOs), collateralized loan obligations (CLOs), and other similarly structured securities.  In a typical CDO investment, the Fund will purchase a security that is backed by an underlying portfolio of debt obligations, typically including one or more of the following types of investments: high yield securities, investment grade securities, bank loans, futures, and swaps.  The cash flows generated by the collateral are used to pay interest and principal to the Fund.  CDOs are structured into tranches and the payments are allocated such that each tranche has a predictable cash flow stream and average life.

The portfolio underlying the CDO security is subject to investment guidelines.  However, the Fund cannot monitor the underlying obligations of the CDO and is subject to the risk that the CDO’s underlying obligations may not be authorized investments for the Fund.

In addition, a CDO is a derivative, and is subject to credit, liquidity, and interest rate risks, as well as volatility.  The market value of the underlying securities at any time will vary, and may vary substantially from the price at which such underlying securities were initially purchased.  The amount of proceeds received upon sale or disposition, or the amount received or recovered upon maturity, may not be sufficient to repay principal and interest to investors, which could result in losses to the Fund.

The securities issued by a CDO are not traded in organized exchange markets.  Consequently, the liquidity of a CDO security is limited and there can be no assurance that a market will exist at the time that the Fund sells the CDO security.  CDO investments may also be subject to transfer restrictions that further limit the liquidity of the CDO security.

FLOATING RATE SECURITIES.  The Fund may invest in variable or floating rate securities that adjust the interest rate paid at periodic intervals based on an interest rate index.  Typically floating rate securities use as their benchmark an index such as the 1, 3, or 6-month LIBOR, the 3, 6, or 12-month Treasury bills, or the Federal Funds rate.  Resets of the rates can occur at predetermined intervals or whenever changes in the benchmark index occur.  Changes in the benchmark index and the interest rate may be difficult to predict and may increase the volatility of the price.  That volatility will affect the Fund’s share prices.

CONVERTIBLE SECURITIES.  The Fund may invest directly or indirectly in convertible securities.  A convertible security is a bond, debenture, note, preferred stock, warrant, or other security that may be converted into or exchanged for either: (1) a prescribed amount of common stock or other security of the same or different issuer; or (2) cash within a particular time period at a specified price or formula.  A convertible security generally entitles the holder to receive interest on debt securities or dividends stock securities until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities ordinarily provide a stream of income with generally higher yields than those of ordinary common stock of the same or similar issuer.  Convertible securities generally have characteristics similar to both debt and equity securities.  The value of the convertible securities generally tends to decline as interest rates rise and tends to fluctuate with the market value of the underlying equity securities due to the conversion feature.  Convertible securities eligible for purchase by the Fund include convertible bonds, convertible preferred stocks, and warrants.  A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time.  Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities.  Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them.  Warrant positions will not be used to increase the leverage of the Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.  The Fund’s ability to invest in warrants may be limited by the Fund’s investment restrictions.

The Fund may invest in convertible securities that have a mandatory conversion feature.  A convertible security with a mandatory conversion feature automatically converts into stock or other equity securities at the option of the issuer or at a specified date and a specified conversion ratio.  Since conversion of the security is not at the option of the holder, the Fund may be required to convert the security into the underlying stock or equity security at times when the value of the underlying security has declined substantially.  Convertible securities, particularly securities with a mandatory conversion feature, may be less liquid than other types of investments or illiquid.  In such cases, the Fund may not be able to dispose of the convertible security in a timely fashion or at a fair price, which could result in a loss to the Fund.

FOREIGN SECURITIES.  The Fund may invest directly or indirectly in foreign equity securities traded on U.S. national exchanges or over-the-counter and in foreign securities represented by American Depositary Receipts (“ADRs”), as described below.  The Fund may also invest in foreign currency-denominated fixed-income securities.  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments.  For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws.  Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers.  Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments.  Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States.  Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.  Additional costs associated with an investment in foreign securities may include custodial fees that are higher than domestic custodial arrangements and transaction costs of foreign currency conversions.

ADRs provide a method whereby the Fund may invest in securities issued by companies whose principal business activities are outside the United States.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs.  In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs.  In unsponsored programs, the issuer may not be directly involved in the creation of the program.  Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

EXCHANGE TRADED FUNDS AND OTHER INVESTMENT COMPANIES.  The Fund may invest up to 10% of the value of its total assets in securities of Exchange Traded Funds (“ETFs”), Unit Investment Trusts (“UITs”), Closed End Investment Companies (“CEICs”), and other types of investment companies whose investment objectives are consistent with the Fund’s investment objective.  Investing in other investment companies involves substantially the same risks to the Fund as investing directly in the investments of the underlying investment companies.  To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies.  These costs include management, brokerage, shareholder servicing, and other operational expenses.  Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.  Under applicable law and regulations the Fund cannot acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company’s total outstanding voting securities (“3% Limitation”), securities issued by such company would have an aggregate value in excess of 5% of the Fund’s assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund’s assets.  Accordingly, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends or interest as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends or interest of the securities (net of expenses) up to the time of deposit.  The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Advisor believes it is in the Fund's interest to do so.  The Fund's ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended (“1940 Act”), which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There are risks associated with the investment of the Fund’s assets in fixed income ETFs, which may include credit risk, interest rate risk, maturity risk, and investment-grade securities risk.  These risks could affect the income received from and the value of a particular ETF, which could cause the Fund’s income and asset value to be reduced.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES.  The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time.  The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities, or high-grade debt obligations in an amount sufficient to meet the purchase price.  Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets.  In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance.  Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so.  The Fund may realize short-term gains or losses upon such sales.

EQUITY SECURITIES.  The Fund may invest in equity securities, both directly and indirectly through the Fund’s investment in shares of ETFs, UITs, or CEICs, or other investment companies.  The equity portion of the Fund’s portfolio will generally be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market.  In addition to common stocks, the equity portion of the Fund’s portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds.  Prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and during temporary or extended bear markets, the value of equity securities would decline.

ZERO COUPON SECURITIES.  The Fund may purchase zero coupon securities.  Unlike debt securities that provide periodic payments of interest (referred to as a coupon payment), zero coupon securities do not pay interest or principal until final maturity.  Zero coupon securities are bought at a price below the amount payable at maturity.  The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.  One must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.  A zero coupon step-up security converts to a coupon security before final maturity.

ILLIQUID INVESTMENTS.  The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued, repurchase agreements which have a maturity of longer than seven days, and, generally, securities that are restricted from sale to the public without registration under the Securities Act of 1933, as amended (“1933 Act”) (“Restricted Securities”).  Under the supervision of the Trustees, the Advisor determines the liquidity of the Fund’s investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments.  In determining the liquidity of the Fund’s investments, the Advisor may consider various factors including (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment).  If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.  Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

RESTRICTED SECURITIES.  Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering.  The Fund will ordinarily invest in Restricted Securities only when it receives the issuer’s commitment to register the securities without expense to the Fund.  However, the Fund may at times invest in Restricted Securities without such a commitment from the issuer.  Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement.  If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.  Restricted Securities which can be offered and sold to qualified institutional buyers under Rule 144A of the 1993 Act (“144A Securities”) and are determined to be liquid under guidelines adopted by and subject to the supervision of the Trustees are not subject to the limitations on illiquid securities.

OPTIONS.  The Fund may purchase and write put and call options on securities.  The Fund may write a call or put option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option.  The purchase and writing of options involves certain risks.  During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.  If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.  There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

LENDING OF PORTFOLIO SECURITIES.  In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that the Advisor has determined are creditworthy under guidelines established by the Trustees.  In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances.  The Fund may not lend securities to any company affiliated with the Advisor.  Each loan of securities will be collateralized by cash, securities, or letters of credit.  The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned.  While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income.  Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit.  It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.  Loans are subject to termination at the option of the Fund or the borrower at any time.  The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

LACK OF DIVERSIFICATION.  The Fund is a non-diversified fund, which means that it has not made an election to be a “diversified” investment company under the 1940 Act.  Most mutual funds elect to be “diversified” funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time.  A non-diversified fund is not subject to this limitation, and so it can hold a relatively small number of securities in its portfolio.  Even a non-diversified fund has to have some diversification for tax purposes, though.  Under the tax code, all mutual funds are required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund’s total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Subject to the requirements of the tax code and the Fund’s investment restrictions (see description below under “Investment Limitations”), the Fund may make significant investments in the securities of a particular issuer, select companies in a particular industry, or select companies in a sector within a particular industry.  Such a concentration of Fund investments exposes the Fund to additional risks and greater potential for significant share price fluctuation.  The Fund may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries, or securities.  Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and investment value.  When the value of a security in a non-diversified fund falls, it may have a greater impact on the fund than it would have in a diversified fund.

TEMPORARY DEFENSIVE POSITIONS.  As part of the Fund’s principal investment strategy, the Fund may invest up to 100% of its portfolio in Cash Positions.  In addition, the Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions.  In such circumstances, the Fund may also hold up to 100% of its portfolio in Cash Positions.  When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund.  A “majority” for this purpose means the lesser of (i) 67% of the Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.  Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.

FUNDAMENTAL RESTRICTIONS.  As a matter of fundamental policy, the Fund may not:

(1)

Issue senior securities, except as permitted by the 1940 Act;

(2)

Borrow money, except to the extent permitted under the 1940 Act (including, without limitation, borrowing to meet redemptions).  For purposes of this investment restriction, the entry into options, forward contracts, reverse repurchase agreement, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3)

Pledge, mortgage, or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4)

Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5)

Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances, and repurchase agreements shall not be deemed to be the making of a loan;

(6)

Purchase or sell real estate or interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities); or

(7)

Invest 25% or more of its total assets in securities of issuers in any particular industry.  For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions, and investments in other registered investment companies are not considered to be issued by members of any industry.  In addition, utilities will be divided into “industries” according to the services they provide so that gas, gas transmission, electric and telephone utilities are considered separate industries.

NON-FUNDAMENTAL RESTRICTIONS.  The following investment limitations are not fundamental and may be changed without shareholder approval.  As a matter of non-fundamental policy, the Fund may not:

(1)

Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(2)

Make investments for the purpose of exercising control or management over a portfolio company;

(3)

Invest in securities of other registered investment companies, except as permitted under the 1940 Act, regulations thereof, or by order of the SEC;

(4)

Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(5)

Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies that invest in or sponsor such programs;

(6)

Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants; or

(7)

Invest 25% or more of its total assets in unfunded CDSs.

With respect to the “fundamental” and “non-fundamental” investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the Fund’s portfolio holdings.   These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

The Trust discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and six-month period.  In addition, the Trust discloses its portfolio holdings reports on Forms N-CSR and Form N-Q two months after the end of each quarter/semi-annual period.

The Trust may choose to make available to rating agencies such as Lipper, Morningstar or Bloomberg, no sooner than two months after the end of each quarter/semi-annual period, a complete schedule of its portfolio holdings as of the last day of the quarter/semi-annual period.

Under limited circumstances, as described below, the Fund’s portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the Securities and Exchange Commission on Form N-CSR or Form N-Q.  In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

•

The Advisor and Sub-Advisor.  Personnel of the Advisor and personnel of the Sub-Advisor, including personnel responsible for managing the Fund’s portfolios, may have full daily access to Fund portfolio holdings since that information is necessary in order for the Advisor and the Sub-Advisor to provide their management, administrative, and investment services to the Fund.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Advisor and Sub-Advisor personnel may also release and discuss certain portfolio holdings with various broker-dealers.

•

Gemini Fund Services, LLC.  Gemini Fund Services, LLC is the transfer agent, fund accountant and administrator for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

•

The Bank of New York.  The Bank of New York is custodian for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

•

Ranking Agencies.  Morningstar and Lipper may also receive the Fund’s full portfolio holdings, generally quarterly on a 30-day delayed basis.

Additions to List of Approved Recipients.  The Fund’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Fund’s portfolio securities to persons other than those listed before the Fund files its portfolio holdings with the Securities and Exchange Commission on Form N-CSR or Form N-Q.  In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential.

Compliance With Portfolio Holdings Disclosure Procedures.  The Fund’s Chief Compliance Officer will report periodically to the Board of Trustees with respect to compliance with the Fund’s portfolio holdings disclosure procedures, and from time to time will provide the Board of Trustees any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor, with assistance from Avondale Investments, LLC, as sub-advisor (“Sub-Advisor”), is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.  The Advisor shall manage the Fund’s portfolio in accordance with the terms of the Investment Advisory Agreement by and between the Advisor and the Fund (“Advisory Agreement”), which is described in detail under “Management and Other Service Providers – Investment Advisor.”  The Advisor serves as investment advisor for a number of client accounts, including the Fund.  The Fund did not pay brokerage commissions during the period May 14, 2004 (date of initial public investment) through October 31, 2004.

BROKERAGE SELECTION.  In selecting brokers to be used in portfolio transactions, the Advisor’s general guiding principal is to obtain the best overall execution for each trade, which is a combination of price and execution.  With respect to execution, the Advisor considers a number of judgmental factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Advisor’s past experience with similar trades, and other factors that may be unique to a particular order.  Recognizing the value of these judgmental factors, the Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.  The Fund may not consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.   However, the Advisor may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreement, the Advisor is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker.  The research received by the Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians, and other providers.  Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs, and access to computer databases.  In some instances, research products or services received by the Advisor may also be used by the Advisor for functions that are not research related (i.e., not related to the making of investment decisions).  Where a research product or service has a mixed use, the Advisor will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms.  These services may be useful to the Advisor in connection with advisory clients other than the Fund and not all such services may be useful to the Advisor in connection with the Fund.  Although such information may be a useful supplement to the Advisor’s own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Advisor in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Advisor by the Fund.

The Fund may invest in securities traded in the over-the-counter market.  Transactions in the over-the-counter market are generally transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions.  The Fund, where possible, deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and/or execution are available elsewhere.  When a transaction involves exchange listed securities, the Advisor considers the advisability of effecting the transaction with a broker which is not a member of the securities exchange on which the security to be purchased is listed or effecting the transaction in the institutional market.

AGGREGATED TRADES.  While investment decisions for the Fund are made independently of the Advisor’s other client accounts, the Advisor’s other client accounts may invest in the same securities as the Fund.  To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.  When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

PORTFOLIO TURNOVER.  The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of the Fund may vary greatly from year to year, as well as within a particular year.  Also, portfolio turnover may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making Fund decisions and the Fund may engage in short-term trading to achieve its investment objectives.

DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on December 10, 2003, is an open-end management investment company.  The Trust’s Declaration of Trust (“Trust Instrument”) authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series.  The Trust currently consists of one series: the Merit High Yield Fund.  The shares of the Fund are divided into three classes (“Class A Shares,” “Class C Shares,” and “No Load Shares”) as described in the Prospectuses.  Additional series and/or classes may be created from time to time.  The number of shares in the Trust shall be unlimited.  When issued for payment as described in each of the Prospectuses and this SAI, shares of the Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds, or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire and (2) any Trustee may be removed: (a) at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust.  In case a vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.  Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees.  The Trust does not expect to have an annual meeting of shareholders.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

MANAGEMENT AND OTHER SERVICE PROVIDERS

The Trustees are responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund.  This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

TRUSTEES AND OFFICERS.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years.  Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor are indicated in the table.  The address of each Trustee and Officer of the Trust, unless otherwise indicated, is 11032 Quail Creek Road, Suite 105, Oklahoma City, Oklahoma 73120-6208.  Trustees serve for an indefinite term.

TRUSTEES

Name, Age and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Jack E. Brinson (72)	Trustee, Chairman	Since 3/2004	Mr. Brinson has been retired since January, 2000. Mr. Brinson previously was the President of Brinson Investment Co. (personal investments) and the President of Brinson Chevrolet, Inc. (auto dealership).	1

Mr. Brinson serves as an Independent Trustee of the following: de Leon Funds Trust for the one series of that trust; Gardner Lewis Investment Trust for the three series of that trust; Hillman Capital Management Investment Trust for the two series of that trust; Merit Advisors Investment Trust II for the one series of that trust; MurphyMorris Investment Trust for the one series of that trust; New Providence Investment Trust for the one series of that trust; and The Nottingham Investment Trust II for the seven series of that trust (all registered investment companies).

Theo H. Pitt, Jr. (68)	Trustee	Since 3/2004	Mr. Pitt has been the Senior Partner of Community Financial Institutions Consulting since 1997. Mr. Pitt has also been an Account Administrator at Holden Wealth Management Group of Wachovia Securities (money management firm) since September, 2003.	1

Mr. Pitt serves as an Independent Trustee of the following: de Leon Funds Trust for the one series of that trust; Gardner Lewis Investment Trust for the three series of that trust; Hillman Capital Management Investment Trust for the two series of that trust; Merit Advisors Investment Trust II for the one series of that trust; and MurphyMorris Investment Trust for the one series of that trust  (all registered investment companies).

J. Buckley Strandberg (44)	Trustee	Since 3/2004	Mr. Strandberg has been President of Standard Insurance and Realty (insurance and property management) since 1982.	1

Mr. Strandberg serves as an Independent Trustee of Merit Advisors Investment Trust II for the one series of that trust and The Nottingham Investment Trust II for the seven series of that trust (a registered investment company).

Interested Trustees*
J. Paul Cunningham (76)	Trustee, President and Chief Compliance Officer	Since 3/2004	Mr. Cunningham is an Investment Advisor at the Advisor and has served as its President since 1988.	1	None
Donald L. Dillingham (42)	Trustee, Vice President, Treasurer	Since 3/2004	Mr. Dillingham is an Investment Advisor at the Advisor and has served as its Vice President since 2003. Mr. Dillingham is also an Investment Advisor at the Sub-Advisor and has served as its President since 2001. Mr. Dillingham previously was Customer Service Manager/Institutional Investment (1999-2001) and Relationship Manager/Investments (1998-1999) at Bank One Corporation in its Investment Management Group.	1	None
* Each of the Interested Trustees is an Interested Trustee because each is an officer and employee of the Advisor.
Other Officers
Emile R. Molineaux (42) Gemini Fund Services, LLC150 Motor Parkway, Suite 205 Hauppauge, New York 11788	Secretary	Since 1/2005

 Mr. Molineaux has been Assistant General Counsel of Gemini Fund Services, LLC (“GFS”) since March 2004.  Mr. Molineaux was Associate General Counsel of GFS from December 2003 to March 2004.  Prior to that, Mr. Molineaux was in-house counsel to the Dreyfus Family of Funds.

				n/a	n/a
Kevin Wolf (35)Gemini Fund Services, LLC 150 Motor Parkway, Suite 205 Hauppauge, New York 11788	Asst. Secretary and Asst. Treasurer	Since 1/2005	Mr. Wolf has been Vice President of Gemini Fund Services since 2002. Prior to that, Mr. Wolf was an Assistant Vice President at Salomon Smith Barrney.	n/a	n/a

Trustee Standing Committees.  The Trustees have established the following standing committees:

Audit Committee:  All of the Independent Trustees are members of the Audit Committee.  The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements, and interacts with the Fund’s independent auditors on behalf of all the Trustees.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.  The Audit Committee met once during the Fund’s last fiscal year.

Nominating Committee:  All of the Independent Trustees are members of the Nominating Committee.  The Nominating Committee nominates, selects, and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at the appropriate meetings of the shareholders of the Trust.  The Nominating Committee meets only as necessary.  The Nominating Committee generally will not consider unsolicited nominees recommended by shareholders of the Trust.  The Nominating Committee did not meet during the Fund’s last fiscal year.

Proxy Voting Committee:  All of the Independent Trustees are members of the Proxy Voting Committee.  The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s Advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand.  The Proxy Voting Committee will also review the Trust’s Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable.  The Proxy Voting Committee meets only as necessary.  The Proxy Voting Committee did not meet during the Fund’s last fiscal year.

Qualified Legal Compliance Committee:  All of the Independent Trustees are members of the Qualified Legal Compliance Committee.  The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees, or agents.  The Qualified Legal Compliance Committee meets only as necessary.  The Qualified Legal Compliance Committee did not meet during the Fund’s last fiscal year.

Beneficial Equity Ownership Information.  The table below shows for each Trustee, the amount of equity securities of the Fund beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2004 and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Family of Investment Companies*
Independent Trustees
Jack E. Brinson	A	A
Theo H. Pitt, Jr.	A	A
J. Buckley Strandberg	A	A
Interested Trustees
J. Paul Cunningham	E	E
Donald L. Dillingham	A	A

                                            *Family of Investment Companies for the Merit Advisors Investment Trust.

Ownership In Fund Affiliates.  None of the Trustees who are independent, nor members of their immediate families, own securities beneficially or of record in the Advisor, the Sub-Advisor, the Fund’s distributor or any affiliate of the Advisor, Sub-Advisor, or the Fund’s distributor.

Approval of the Investment Advisory Agreement.  As discussed in the “Investment Advisor” section below, the Trustees must specifically approve the Advisory Agreement with the Advisor and the renewal and continuance thereof.  In evaluating whether to approve the Advisory Agreement, the Trustees reviewed information and materials provided by the Advisor relating to the Advisor and its proposed services to the Fund, as well as other materials and comparative reports provided by the Fund’s other service providers, including Fund Counsel.

In deciding on whether to approve the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor’s personnel and methods of operating; (iii) overall expenses of the Fund, including the Expense Limitation Agreement between the Trust on behalf of the Fund and the Advisor; (iv) the financial condition of the Advisor; (v) the Advisor’s investment strategy for the Fund; and (vi) the Advisor’s investment sub-advisory contract with the Sub-Advisor (“Sub-Advisory Agreement”), including the services being provided by the Sub-Advisor.

Based upon its evaluation of the information, materials, and factors described above, the Trustees concluded for the Fund: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees to be paid to the Advisor under the Advisory Agreement and the Fund’s expense ratio as compared to similar funds are reasonable and fair; (iii) that they were satisfied with the Advisor’s proposed services, personnel, and investment strategy; (iv) that they were satisfied with the Sub-Advisory Agreement; and (v) that it was in the best interest of the Trust and the Fund to enter into the Advisory Agreement.  Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, unanimously approved the Advisory Agreement for the Fund for an initial period of two years.

Approval of the Investment Sub-Advisory Agreement.  As discussed in the “Investment Sub-Advisor” section below, the Trustees have approved the Sub-Advisory Agreement between the Advisor and the Sub-Advisor and must approve the renewal and continuance thereof.  In evaluating whether to approve the Sub-Advisory Agreement, the Trustees reviewed information and materials provided by the Advisor and Sub-Advisor relating to the Sub-Advisor and its proposed services to the Advisor and the Fund, as well as other materials and comparative reports provided by the Fund’s other service providers, including Fund Counsel.  Based upon its evaluation of the information, materials, and factors described above, the Trustees concluded for the Fund that they were satisfied with the terms and conditions of the Sub-Advisory Agreement.  Therefore, the Trustees, including the Trustees who are not a party to the Sub-Advisory Agreement or interested persons of the Sub-Advisor, unanimously approved the Sub-Advisory Agreement as it relates to the Fund for an initial period of two years.

Compensation.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Other Trustees receive $2,000 each year plus $250 per Fund per meeting attended in person and $150 per Fund per meeting attended by telephone.  The Trust reimburses each Trustee and Officer of the Trust for his or her travel and other expenses relating to attendance at such meetings.*

Name of Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees**
Independent Trustees
Jack E. Brinson	$3,150	None	None	$3,150
Theo H. Pitt, Jr.	$3,150	None	None	$3,150
J. Buckley Strandberg	$3,150	None	None	$3,150
Interested Trustees
J. Paul Cunningham	None	None	None	None
Donald L. Dillingham	None	None	None	None

                                        *    Figures are estimates for the fiscal year ending October 31, 2005.

                                        **  Each of the Trustees serves as a Trustee to the one fund of the Trust.

CODES OF ETHICS.  The Trust, the Advisor, and the Sub-Advisor each have adopted a code of ethics, as required under Rule 17j-1 of the 1940 Act, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Sub-Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code).  The code permits employees and officers of the Trust, the Advisor, and the Sub-Advisor to invest in securities, subject to certain restrictions and pre-approval requirements.  In addition, the code requires that portfolio managers and other investment personnel of the Advisor and Sub-Advisor report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

PROXY VOTING POLICIES.  To the extent that the Fund invests in voting securities, the Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight of the Trustees.  Copies of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to this SAI.

No later than August 31 of each year, the Fund files Form N-PX with the SEC.  Form N-PX states how the Fund voted proxies for the prior twelve-month period ended June 30.  The Fund’s proxy voting records, as set forth in its most recent Form N-PX filing, are available upon request, without charge, by calling the Fund at 1-800-773-3863.  This information is also available on the SEC’s website at http://www.sec.gov.

PRINCIPAL HOLDERS OF VOTING SECURITIES.  As of February 1, 2005, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) less than % of the then outstanding Class A Shares of the Fund, % of the then outstanding Class C Shares of the Fund, and % of the then outstanding shares of the No Load Shares of the Fund.  On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of each class of shares of the Fund.  Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of a class of the Fund as of February 1, 2005.

Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent of Class
CLASS A SHARES

CLASS C SHARES

NO LOAD SHARES

* Deemed to “control” the class of shares of the Fund, as defined by applicable SEC regulations.

INVESTMENT ADVISOR.  Information about the Advisor, Merit Advisors, Inc., 11032 Quail Creek Road, Suite 105, Oklahoma City, Oklahoma 73120-6208 and its duties and compensation as Advisor to the Fund is contained in the Prospectuses.

The Advisor supervises the Fund’s investments pursuant to the Advisory Agreement.  The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees, provided the continuance is also approved by a majority of the Trustees who are not either parties to the Advisory Agreement or interested persons of any such party, or by vote of a majority of the Fund’s outstanding voting securities.  The Advisory Agreement is terminable without penalty on 60-days’ notice by the Trustees or by vote of a majority of the outstanding voting securities of the Fund.  The Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.

The Advisor manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees.  The Advisor is responsible for investment decisions and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities.  A management team consisting of J. Paul Cunningham and Donald L. Dillingham is responsible for the day-to-day management of the Fund’s portfolio.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except: a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or a loss resulting from the Advisor’s reckless disregard of its duties and obligations under the Agreement.

The Advisor will receive a monthly management fee equal to an annual rate of 0.85% the Fund’s net assets.  In addition, the Advisor and the Fund have entered into an Expense Limitation Agreement under which the Advisor has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 1.95% of the average daily net assets of the Fund for the fiscal year ending October 31, 2005.  As a result, the Fund’s “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 2.20% of the average daily net assets of the Class A Shares of the Fund, 2.95% of the average daily net assets of the Class C Shares of the Fund, and 1.95% of the average daily net assets of the No Load Shares of the Fund.  It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees of the Fund.  For the fiscal period May 14, 2004 (date of initial public investment) through October 31,2004, the Fund paid $240,538 in advisory fees to the Advisor, of which the Advisor waived $35,486.

INVESTMENT SUB-ADVISOR.  Information about the Sub-Advisor, Avondale Investments, LLC, 211 North Robinson, Suite 200, Oklahoma City, Oklahoma 73102 and its duties and compensation as Sub-Advisor is contained in the Prospectuses.

The Sub-Advisor assists the Advisor in supervising the Fund’s investments pursuant to the Sub-Advisory Agreement.  The Sub-Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees, provided the continuance is also approved by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons of any such party, or by vote of a majority of the Fund’s outstanding voting securities.  The Sub-Advisory Agreement is terminable without penalty on 60-days’ notice by the Trustees, by the Advisor, or by vote of a majority of the outstanding voting securities of the Fund.  The Sub-Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.

Under the Sub-Advisory Agreement, the Sub-Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Sub-Advisory Agreement, except: a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Sub-Advisor in the performance of its duties; or a loss resulting from the Sub-Advisor’s reckless disregard of its duties and obligations under the Agreement.

The Sub-Advisor will receive a monthly management fee from the Advisor equal to an annual rate of 0.375% the Fund’s net assets.  The Fund does not pay a direct fee to the Sub-Advisor.  For the fiscal period May 17, 2004 (date of initial public investment) through October 31, 2004, the Sub-Advisor received $87,278 from the Advisor.

ADMINISTRATOR.  Effective, January 1, 2005, the administrator for the Trust is Gemini Fund Services, LLC, (“GFS” or the "Administrator"), which has its principal office at the Hauppauge Corporate Center, 150 Motor Parkway, Suite 205, Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Pursuant to an Administration Service Agreement with the Trust, the Administrator provides administrative services to the Fund, subject to the supervision of the Board of Trustees. The Administrator may provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Agreement shall remain in effect for three years from the date of its initial approval, and subject to annual approval of the Board of Trustees for one-year periods thereafter.  The Administration Service Agreement is terminable by the Board of Trustees or the Administrator on ninety days' written notice and may be assigned provided the non-assigning party provides prior written consent. This agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, the Administrator provides facilitating administrative services, including:  (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) facilitating the performance of administrative and professional services to the Fund by others, including the Fund’s Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund’s Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, preparing the Fund’s tax returns, and preparing reports to the Fund’s shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board of Trustees and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

For the services rendered to the Fund by the Administrator, the Fund pays the Administrator a minimum fee of $40,000 or 10 basis points on assets up to $100 million, 8 basis points on assets greater than $100 million and less than $250 million and 6 basis points on assets greater than $250 million. The Fund also pays the Administrator for any out-of-pocket expenses.

The Administrator, pursuant to the Fund Accounting Service Agreement, provides the Fund with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund’s custodian and Advisers; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

For the services rendered to the Fund by the Fund Accounting Service Agreement, the Fund pays the Fund Accountant a base fee of $24,000 and $6,000 for each additional class plus 2 basis points on assets in excess of $25 million and less than $100 million and 1 basis point on all assets greater than $100 million. The Fund also pays the Fund Accountant for any out-of-pocket expenses.

Prior to the engagement of GFS as Administrator, the Trust entered into a Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company (“Former Administrator”), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Former Administrator received an administration fee at the following annual rates:  0.175% on the first $50 million of the Fund’s net assets; 0.150% on the next $50 million; 0.125% on the next $50 million; 0.10% on the next $50 million; and 0.075% on all assets over $200 million; with a minimum administration fee of $2,000 per month.  In addition, the Administrator will receive a monthly fund accounting fee of $2,250 for the first class of shares of the Fund and $750 for each additional class of shares of the Fund and an asset based fee of 1 basis point for accounting and recordkeeping services for the Fund.  The Former Administrator also received the following to procure and pay the former custodian for the Trust: 0.02% on the first $100 million of the Fund’s net assets and 0.009% on all assets over $100 million, plus certain transaction costs, with a minimum annual fee of $4,800.  The Former Administrator also charged the Fund for certain costs involved with the daily valuation of investment securities and will be reimbursed for out-of-pocket expenses.  For the fiscal period May 14, 2004 (date of initial public investment through October 31, 2004, the Fund paid $77,529 to the Former Administrator for administrative services.

TRANSFER AGENT.  Effective, January 1, 2005, Gemini Fund Services, LLC (“GFS” or the “Transfer Agent”), 4020 South 147th Street, Suite 2, Omaha, NE 68137, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a Transfer Agency Service Agreement. Under the agreement, Gemini Fund Services is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Prior to the engagement of GFS, the Trust entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC (“Former Transfer Agent”), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund.

DISTRIBUTOR.  The Fund will conduct a continuous offering of its securities.  Effective, January 4, 2005, the Fund has entered into a distribution agreement with Aquarius Fund Distributors, LLC (“Aquarius” or “Distributor”). Aquarius is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.  Aquarius Fund Distributors, LLC is located at 4020 South 147th  Street, Omaha, NE 68137. Prior to the engagement of Aquarius as the Fund’s Distributor, Capital Investment Group, Inc., Post Office Box 32249 was the Fund’s distributor. Aquarius acts as the underwriter and distributor of the Fund’s shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement (“Distribution Agreement”) approved by the Trustees.  In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.  The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.  The Distribution Agreement may be terminated by either party upon 60-days’ prior written notice to the other party.   For the fiscal period May 14, 2004 through October 31, 2004, the Fund received $5,364 in sales charges of which $559 was retained by Capital Investment Group, Inc. and  $4,805 was paid to broker-dealers.

DISTRIBUTION PLAN UNDER RULE 12B-1.  The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (“Plan”) for the Class A Shares and Class C Shares of the Fund (see “Management of the Fund – Distribution Plan” in the respective Prospectus for those classes of shares).  As required by Rule 12b-1, the Plan (together with the Distribution Agreement) was approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement.  The Plan provides that the Trust’s Distributor or Treasurer shall provide to the Trustees, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes of such expenditures.  The Trustees will take into account the expenditures for purposes of reviewing operations under the Plan and in connection with their annual consideration of renewal of the Plan.

Potential benefits of the Plan to the Fund include improved shareholder services, savings to the Fund in transfer agency fees as a percentage of assets (unless and until the Fund has a sufficient number of accounts to exceed the minimum monthly transfer agency fees), savings to the Fund in certain operating expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization.  The continuation of the Plan must be considered by the Trustees annually.

Under the Plan the Fund may expend up to 0.25% and 1.00% of the Class A Shares’ and Class C Shares’, respectively, average daily net assets annually to pay for any activity primarily intended to result in the sale of the respective class of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.  Such expenditures paid as service fees to any person who sells shares may not exceed 0.25% of the Class A Shares’ and Class C Shares’ average annual net asset value.  The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders with respect to Class A Shares and Class C Shares of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to Class A Shares and Class C Shares of the Fund; (c) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Fund, including the performance of the Fund; (d) training sales personnel regarding the Class A Shares and Class C Shares of the Fund; and (e) financing any activity that the Distributor determines is primarily intended to result in the sale of Class A Shares and Class C Shares of the Fund.  Under the Plan, the Distributor is compensated regardless of its out-of-pocket expenditures.  The Fund does not participate in any joint distribution activities with other investment companies nor is the Fund aware of any interested person of the Fund or any director who is not an interested person of the Fund having any direct or indirect financial interest in the Plan or related agreements.  For the fiscal period May 14, 2004 (initial date of public investment) through October 31, 2004 under the relevant Plan, (i) amounts paid to broker-dealers, and (ii) amounts retained by Capital Investment Group, Inc. for commissions it advanced to dealers for fund share sales, and other distribution expenses as referenced above were $100,236 and $1,120 for Class A shares and $217 and $8 for Class C Shares, respectively.

CUSTODIAN.  Effective January 1, 2005, Bank of New York (“BONY”) serves as the custodian of the Fund's assets pursuant to a Custodian Contract by and between BONY and the Trust.  BONY’s responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. Pursuant to the Custodian Contract, BONY also provides certain accounting and pricing services to the Fund; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based upon communications from the Adviser; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Fund. The Fund may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets.  BONY’s principal place of business is One Wall Street, 25th Floor, New York, New York 10286.

INDEPENDENT AUDITORS.  The Trustees have selected the firm of Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103-3638, to serve as independent auditors for the Fund for the fiscal year ending October 31, 2005, and to audit the annual financial statements of the Fund, prepare the Fund’s federal, state and excise tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

Independent auditors will audit the financial statements of the Fund at least once each year.  Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account.  A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

LEGAL COUNSEL.  Thompson Hine LLP, 312 Walnut Street, Suite 1400, Cincinnati, Ohio 45202, serves as legal counsel to the Trust and the Fund.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Reference is made to “Purchasing Shares” and “Redeeming Shares” in the Prospectuses for more information concerning how to purchase and redeem shares.  The following information supplements the information regarding share purchases and share redemption in the Prospectuses:

PURCHASES.  Shares of the Fund will be offered and sold on a continuous basis.  The purchase price of shares of the Fund is the net asset value next determined after the order is received.  Net asset value is normally determined at the time regular trading closes on the New York Stock Exchange (“NYSE”) on days the NYSE is trading, as described under “Net Asset Value” below.  An order received prior to the time regular trading closes on the NYSE will be executed at the price computed on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price computed as of that time on the next business day.

The Fund reserves the right in its sole discretion to (i) suspend the offering of its shares, (ii) reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and (iii) reduce or to waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

SALES CHARGES.  No sales charge is imposed with respect to the Class C Shares of the Fund and the No Load Shares of the Fund.  The public offering price of the Class A Shares of the Fund equals net asset value plus a sales charge.  The Distributor receives this sales charge as Distributor and may reallow it in the form of dealer discounts and brokerage commissions as follows:

Sales Charge

Sales Charge

Dealers Discounts and

Amount of Transaction

As % of Net

As % of Public

Brokerage Commissions As

At Public Offering Price

Amount Invested

Offering Price

% of Public Offering Price

Less than $50,000

4.99%

4.75%

4.25%

$50,000 to $99,999

4.71%

4.50%

4.00%

$100,000 to $249,999

3.63%

3.50%

3.00%

$250,000 to $499,999

2.56%

2.50%

2.25%

$500,000 to $999,999

2.04%

2.00%

1.75%

$1,000,000 and over

    0.50%

0.50%

          0.25%

From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers.  Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended.

Dealers.  The dealer discounts and brokerage commissions schedule above applies to all dealers who have agreements with the Distributor.  The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Fund.  Compensation may include financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events.  In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares.  Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.  Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory organization, such as the National Association of Securities Dealers, Inc.  None of the aforementioned compensation is paid for by the Fund or its shareholders.

Reduced Sales Charges.

Concurrent Purchases.  For purposes of qualifying for a lower front-end sales charge for Class A Shares, investors have the privilege of combining concurrent purchases of the Fund and one or more future series of the Trust affiliated with the Advisor and sold with a similar or higher sales charge.  For example, if a shareholder concurrently purchases shares in one of the future series of the Trust affiliated with the Advisor and sold with a similar or higher sales charge at the total public offering price of $50,000, and purchase Class A Shares in the Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above.  This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation.  Pursuant to the right of accumulation, investors are permitted to purchase Class A Shares at the public offering price applicable to the total of (a) the total public offering price of the Class A Shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser’s combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a similar or higher sales charge.  To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

Letters of Intent.  Investors may qualify for a lower sales charge for Class A Shares by executing a letter of intent.  A letter of intent allows an investor to purchase Class A Shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge.  Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period.  Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount.  If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid.  If such difference is not paid by the investor, the Fund is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due.  On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose.  The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor’s cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period.  No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent.  Investors must notify the Fund whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying the Prospectus for the Class A Shares or is otherwise available from the Fund.  This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

Reinvestments.  Investors may reinvest, without a sales charge, proceeds from a redemption of Class A Shares in Class A Shares or in shares of another series of the Trust affiliated with the Advisor and sold with a similar sales charge, within 90 days after the redemption.  If the other fund charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference.  In addition, the shares of the fund to be acquired must be registered for sale in the investor’s state of residence.  The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain.  If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

Purchases by Related Parties and Groups.  Reductions in front-end sales charges apply to purchases by a single “person,” including an individual, members of a family unit consisting of a husband, wife, and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a “qualified group.”  The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased.  For purposes of this paragraph, a qualified group consists of a “company,” as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the “related parties” of such company.  For purposes of this paragraph, a “related party” of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director, or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

Sales at Net Asset Value.  To encourage investment in the Fund, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Fund, the Advisor, and the Sub-Advisor, and to employees and principals of related organizations and their families, and certain parties related thereto, including clients and related accounts of the Advisor.  Clients of investment advisors and financial planners may also purchase Class A Shares at net asset value, without a sales charge, if the investment advisor or financial planner has made arrangements to permit them to do so with the Fund or the Distributor.  The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

REGULAR ACCOUNTS.  The regular account allows for voluntary investments to be made at any time and is available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others.  Investors are free to make additions and withdrawals to or from their account as often as they wish.  When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.  As stated in the Prospectus, share certificates are not issued.

AUTOMATIC INVESTMENT PLAN.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

REDEMPTIONS.  The Fund may suspend redemption privileges or postpone the date of payment: (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit.  The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by the Fund.  No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.

INVOLUNTARY REDEMPTIONS.  In addition to the situations described in the Prospectuses under “Redeeming Fund Shares,” the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder, to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time, or to close a shareholder’s account if the Fund is unable to verify their identity in connection with the establishment of an account.

SYSTEMATIC WITHDRAWAL PLAN.  Shareholders owning shares of the Fund valued at more than $10,000 may establish a systematic withdrawal plan (“Systematic Withdrawal Plan”).  A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested.  The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder’s personal bank account ($5,000 minimum per bank wire).  Instructions for establishing this service are included in the Fund Shares Application or are available by calling the Fund.  If the shareholder prefers to receive the systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date.  If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see “Redeeming Shares – Signature Guarantees” in the Prospectuses).  A corporation (or partnership) must also submit a "Corporate Resolution" (or “Certification of Partnership”) indicating the names, titles, and required number of signatures authorized to act on its behalf.  The application must be signed by a duly authorized officer(s) and the corporate seal affixed.  No redemption fees are charged to shareholders under this plan.  Costs in conjunction with the administration of the plan are borne by the Fund.  Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses.  The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days’ written notice or by a shareholder upon written notice to the Fund.  Applications and further details may be obtained by calling the Fund at 1-877-556-3730 or by writing to:

Merit High Yield Fund

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

OTHER INFORMATION.  If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain.  If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

A pattern of excessive exchange transactions may, at the discretion of the Advisor, be limited by the Fund’s refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior notice (see “Purchasing Shares – Frequent Trading” in the Prospectuses).  The Trustees also reserve the right to suspend or terminate, or amend the terms of, the exchange privilege upon written notice to the shareholders.

SPECIAL SHAREHOLDER SERVICES

The Fund offers the following special shareholder services:

TRANSFER OF REGISTRATION.  To transfer shares to another owner, send a written request to the Fund at the address shown above.  Your request should include the following:  (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the heading “Redeeming Shares – Signature Guarantees” in the Prospectus); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Fund.

EMPLOYEES AND AFFILIATES OF THE FUND.  The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders.  In keeping with this purpose, a reduced minimum initial investment of $1,000 applies to Trustees, officers, and employees of the Fund, the Advisor, the Sub-Advisor, and certain parties related thereto, including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them.  In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy), and other Fund literature.

NET ASSET VALUE

The net asset value and net asset value per share of the Fund normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday, except when the NYSE closes earlier).  The Fund’s net asset value is not computed on business holidays when the NYSE is closed.  The NYSE recognizes the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

In computing the Fund’s net asset value, all liabilities incurred or accrued are deducted from its net assets.  The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result is the net asset value per share of the Fund.  The net asset value per share of each class of the Fund is calculated separately.

Values are determined according to accepted accounting practices and all laws and regulations that apply.  The assets of the Fund are valued as follows:

•

Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

•

Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

•

Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

•

Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

•

Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.  Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund are conclusive.

In valuing the Fund’s total assets, portfolio securities are generally valued at their market value.  Instruments with maturities of sixty days or less are valued at amortized costs, which approximates market value.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal price procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders.  The discussions here and in the Prospectuses are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (“Code”), and intends to qualify or remain qualified as a regulated investment company under Subchapter M of the Code.  In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year.  At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities or currencies.  Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund’s business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of the fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer.  The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002.  These qualifying corporate dividends are taxable at long-term capital gains tax rates.  Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates.  Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares.  All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares.  To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

The Fund, and any other series of the Trust, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any tax-exempt dividend as an exempt-interest dividend; (iii) any distribution of long-term capital gains as a capital gain dividend; and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series’ taxable year.  Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

If the Fund declares a dividend in October, November, or December, but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund, and any other series of the Trust, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the series’ current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares.  An exchange of Fund shares may be treated as a sale and any gain may be subject to tax.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2005) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are “exempt recipients.”

Depending upon the extent of the Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.  In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI (or other applicable form) with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

The Fund will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder’s cost and thus, in effect, result in a return of a part of the shareholder’s investment.

FINANCIAL STATEMENTS

The financial statements of the Fund and the report of independent registered public accounting firm required to be included in this SAI are incorporated herein by reference to the Funds Annual to Shareholders, dated October 31, 2004.  The Fund will  provide the Annual Report without charge at written request or request by telephone.

APPENDIX A – DESCRIPTION OF RATINGS

The Fund will acquire from time to time certain securities and derivative securities thereof that are below the following minimum investment-grade rating criteria (“Below Investment-Grade Debt Securities”) (or if not rated, of equivalent quality as determined by the Advisor).  The various ratings used by the nationally recognized securities rating services are described below.  These summarizations are based upon publicly available information provided by the applicable rating service.

A rating by a rating service represents the service’s opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Advisor believes that the quality of Below Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable.  Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

STANDARD & POOR’S® RATINGS SERVICES.  The following summarizes the various ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of the McGraw-Hill Companies, Inc.:

Long-Term Issued Credit Ratings:

S&P issue credit ratings are based in varying degrees, on the following considerations:

•

Likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•

Nature of and provisions of the obligation; and

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganizations, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions of S&P are expressed in terms of default risk.  As such, they pertain to senior obligations of an entity.  Junior obligations are typically rated lower then senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA – This is the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligations is extremely strong.

AA – Debt rated AA differs from AAA issues only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – Debt rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C – Debt rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics.  BB indicates the least degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB – Debt rated BB is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor‘s inadequate capacity to meet its financial commitment on the obligation.

B – Debt rated B is more vulnerable to nonpayment than debt rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC – Debt rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC – Debt rated CC are currently highly vulnerable to nonpayment.

C – The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

D – Debt rated D is in payment default.  The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

The ratings AA through CCC may be modified by the addition of a plus  (+) or minus (-) sign to show relative standing within these major rating categories.  The “r” symbol is attached to the rating of instruments with significant noncredit risks.  The symbol N.R. means the debt is not rated.

Bonds rated BB, B, CCC, CC and C are considered by the Advisor to be Below Investment-Grade Debt Securities.

Short-Term Issue Credit Ratings:

A-1 – A short term debt rated A-1 is rated the highest category by S&P.  The obligor‘s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with plus (+) sign.  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 – A short term debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 – A short term debt rated A-3 exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B – A short term debt rated B is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C – A short term debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D – A short term debt rated D is in payment default.  The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during the grace period.  The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MOODY’S INVESTORS SERVICE, INC.  The following summarizes the various ratings used by Moody’s Investor Service, Inc. (“Moody’s”):

Long-Term Obligation Ratings:

Moody’s long-term obligation ratings are opinions of by Moody’s of the relative credit risk of fix-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa – Obligations rated Aaa are judged to be of the best quality, with minimal credit risk.

Aa – Obligations are rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

Ba – Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B – Obligations rated B are considered speculative and are subject to high credit risk.

Caa – Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C – Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s applies numerical modifiers l, 2 and 3 with respect to rating classifications rated Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates ranking in the lower end of its generic rating category.

Short-Term Obligation Ratings:

Moody’s short-term ratings are opinions by Moody’s of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s uses the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternative liquidity is maintained.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within the Prime rating categories.

FITCH RATINGS.  The following summarizes the various ratings used by Fitch, Inc. (“Fitch”):

Long-Term Credit Ratings:

Fitch’s International Long-Term Credit Ratings are more commonly referred to as simply “Long-Term Ratings”.  The following scale applies to foreign currency and local currency ratings.

International credit ratings assess the determination by Fitch of the capacity to meet foreign or local currency commitments.  Both foreign and local currency ratings are internationally comparable assessments.  The local currency rating measures the probability of payment only within the sovereign state’s currency and jurisdiction.

Investment Grade:

AAA – Highest credit quality.  AAA ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality.  AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality.  A ratings denote a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

BBB – Good credit quality.  BBB ratings indicate that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade:

BB – Speculative.  BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B – Highly speculative.  B ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business economic environment.

CCC, CC, C – High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A rating CC indicates that default of some kind appears probable.  A rating C signals imminent default.

DD, DD, D – Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.  While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.  “DD” indicates potential recoveries in the range of 50% - 90% and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations.  Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.  Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

Short-Term Credit Ratings:

Fitch’s International Short-Term Credit Ratings are more commonly referred to as “Short-Term Ratings”.  The following scale applies to foreign currency and local currency ratings.

Fitch’s short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places emphasis on the liquidity necessary to meet financial commitments in a timely manner.

These ratings assess the determination by Fitch of the capacity to meet foreign or local currency commitments.  Both foreign and local currency ratings are internationally comparable assessments.  The local currency rating measures the probability of payment only within the sovereign state’s currency and jurisdiction.

F1 – Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality.  A satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

F3 – Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B – Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C – High default risk.  Default is a real possibility.  Capacity for meeting financial commitment is solely reliant upon a sustained, favorable business and economic environment.

D – Default.  Denotes actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to long-term ratings “AAA” category or to the categories below “CCC”, nor to short-term ratings other than “F1”.  The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

The Advisor considers fixed Income securities rated below BBB by S&P or Fitch, below Baa by Moody’s, or if unrated, securities which the Advisor believes are of comparable quality, to be below investment grade securities.

APPENDIX B – PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)

the Trust’s Proxy Voting and Disclosure Policy and

(2)

the Advisor’s Proxy Voting and Disclosure Policy.

PROXY VOTING AND DISCLOSURE POLICY

MERIT ADVISORS INVESTMENT TRUST

I.

Introduction

Effective April 14, 2003, the Securities and Exchange Commission (“SEC”) adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 (“Investment Company Act”) to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the “IC Amendments”).

The IC Amendments require that each series of shares of the Merit Advisors Investment Trust (“Trust”) listed on Exhibit A, attached hereto, (individually a “Fund” and collectively “Funds”), disclose the policies and procedures used to determine how to vote proxies for portfolio securities.  The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

This Proxy Voting and Disclosure Policy (“Policy”) is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping.  The overall goal is to ensure that each Fund’s proxy voting is managed in an effort to act in the best interests of its shareholders.  While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.

Specific Proxy Voting Policies and Procedures

A.

General

The Trust’s Board of Trustees (“Board”) believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds’ shareholders.

B.

Delegation to Fund’s Advisor

The Board believes that Merit Advisors, Inc. (“Advisor”), as the Funds’ investment advisor, is in the best position to make individual voting decisions for each Fund consistent with this Policy.  Therefore, subject to the oversight of the Board, the Advisor is hereby delegated the following duties:

1.

to make the proxy voting decisions for each Fund; and

2.

to assist each Fund in disclosing the Fund’s proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

The Board, including a majority of the independent trustees of the Board, shall approve the Advisor’s Proxy Voting and Disclosure Policy (“Advisor’s Voting Policy”) as it relates to each Fund.  The Board shall also approve any material changes to the Advisor’s Voting Policy no later than four (4) months after adoption by the Advisor.

C.

Conflicts

In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders.  For purposes of this Policy a vote shall be considered in the best interest of the Fund’s shareholder (i) when a vote is cast consistent with a specific voting policy as set forth in the Advisor’s Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust’s Proxy Voting Committee (as defined below).  In addition, provided the Advisor is not affiliated with a Fund’s principal underwriter or an affiliated person of the principal underwriter and neither the Fund’s principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund’s shareholders and the Fund’s principal underwriter or affiliated person of the principal underwriter.

III.

Fund Disclosure

A.

Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

Beginning with a Fund’s next annual update to its Statement of Additional Information (“SAI”) on Form N-1A after July 1, 2003, the Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders.  Each Fund will notify its shareholders in the SAI and the Fund’s shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund’s website, if applicable, and by reviewing filings available on the SEC’s website at http://www.sec.gov.  The Fund will send this description of the Fund’s Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

B.

Disclosure of the Fund’s Complete Proxy Voting Record

In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund’s complete proxy voting record for the twelve-month period ended June 30 by no later than August 31 of each year.

Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

1.

The name of the issuer of the portfolio security;

2.

The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

3.

The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);

4.

The shareholder meeting date;

5.

A brief identification of the matter voted on;

6.

Whether the matter was proposed by the issuer or by a security holder;

7.

Whether the Fund cast its vote on the matter;

8.

How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

9.

Whether the Fund cast its vote for or against management.

Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund’s website, if applicable.  If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund’s website at a specified Internet address; and (2) on the SEC’s website.  If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

IV.

Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

1.

A copy of this Policy;

2.

Proxy Statements received regarding each Fund’s securities;

3.

Records of votes cast on behalf of each Fund; and

4.

A record of each shareholder request for proxy voting information and the Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of the Advisor’s records.

A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

V.

Proxy Voting Committee

A.

General

The Proxy Voting Committee of the Trust shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide.  The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand.

B.

Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee.  The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine.  The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee.  The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary.  The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust’s records.  The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.

Other

This Policy may be amended, from time to time, as determined by the Board.

Adopted this 22nd day of March 2004.

EXHIBIT A

Series of the Merit Advisors Investment Trust

1. Merit High Yield Fund

PROXY VOTING AND DISCLOSURE POLICY

MERIT ADVISORS, INC.

I.

Introduction

Effective March 10, 2003, the U.S. Securities and Exchange Commission (the “SEC”) adopted rule and form amendments under the Investment Advisers Act of 1940 (the “Advisers Act”) that address an investment adviser’s fiduciary obligation to its clients when the Advisor has the authority to vote their proxies (collectively, the rule and form amendments are referred to herein as the “Advisers Act Amendments”).

The Advisers Act Amendments require that Merit Advisors, Inc. (“Advisor”) adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how the Advisor has actually voted their proxies.

This Proxy Voting and Disclosure Policy (the “Policy”) is designed to ensure that the Advisor complies with the requirements of the Advisers Act Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping.  The overall goal is to ensure that proxy voting is managed in an effort to act in the best interests of clients or, with respect to the Fund, its shareholders.  While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.

Specific Proxy Voting Policies and Procedures

In general, the Advisor does not vote proxies for clients.  However, the Advisor has two clients, the Merit Advisors Investment Trust and the Merit Advisors Investment Trust II (each a “Trust” and collectively the “Trusts”) for which the Advisor will vote proxies.  In voting proxies for the series of the Trusts (each a “Fund”) (or any other client for whom the Advisor determines to vote proxies in the future), the Advisor is committed to voting proxies in the manner that serves the best interests of the client (e.g., the Fund and its shareholders).

The following details the Advisor’s philosophy and practice regarding the voting of proxies.

A.

General

The Advisor believes that each proxy proposal should be individually reviewed to determine whether the proposal is in the best interests of its clients.  As a result, similar proposals for different companies may receive different votes because of different corporate circumstances.

B.

Procedures

To implement the Advisor’s proxy voting policies, the Advisor has developed the following procedures for voting proxies.

1.

Upon receipt of a corporate proxy by the Advisor, the special or annual report and the proxy are submitted to the Advisor’s proxy voting manager (the “Proxy Manager”), currently J. Paul Cunningham.

2.

The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries.  The reviewer shall take into consideration what vote is in the best interests of clients and the provisions of the Advisor’s Voting Guidelines in Section C below.  The Proxy Manager will then vote the proxies.

3.

The Proxy Manager shall be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section V below) or (for the Fund) under Rule 30b1-4 of the Investment Company Act.  With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy Manager will provide a written explanation for the proxy vote which will be maintained with the record of the actual vote in the Advisor’s files.

C.

Absence of Proxy Manager

In the event that the Proxy Manager is unavailable to vote a proxy, then the President or Vice President shall perform the Proxy Manager’s duties with respect to such proxy in accordance with the policies and procedures detailed above.

III.

Voting Guidelines

While the Advisor’s policy is to review each proxy proposal on its individual merits, the Advisor has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies.  Because of the investment strategy the Advisor uses for its clients, including any Fund, it is unlikely that such clients will hold many, if any, voting securities.  However, if the Advisor is called upon to vote proxies for clients, the Advisor will follow the following guidelines:

A.

Investment Company Matters

1.

Election of Directors and Similar Matters

In an uncontested election, the Advisor will generally support management’s proposed directors/trustees.  In a contested election, the Advisor will evaluate proposed directors/trustees on a case-by-case basis.  With respect to proposals regarding the structure of a company’s Board of Directors or Trustees, the Advisor will review any contested proposal on its merits, but expects to generally support proposals recommended and approved by the investment company’s independent directors or trustees.

2.

Audit Committee Approvals

The Advisor generally supports proposals that help ensure that a company’s auditors are independent and capable of delivering a fair and accurate opinion of a company’s finances.

In addition, the Advisor expects to generally support the ratification of the selection of auditors recommended and approved by the investment company’s independent directors or trustees.

3.

Approval of Advisory Contracts

The Advisor will seek to evaluate advisory contracts on their own merits on a case-by-case basis by reviewing, among other things, the fairness of the agreement in light of the services to be provided, the financial terms, the historical performance of the investment adviser and management’s discussion of the terms of the contract.

Notwithstanding the foregoing, the Advisory expects to generally support advisory contracts recommended and approved by an investment company’s independent directors or trustees.

4.

Rule 12b-1 Plans

The Advisor will seek to evaluate proposed 12b-1 Plans on their own merits on a case-by-case basis by reviewing, among other things, the fairness of the plan in light of management’s proposal, the Advisor’s evaluation of the financial and other terms of the proposal and the potential benefits of the plan to the investment company.

Notwithstanding the foregoing, the Advisor expects to generally support 12b-1 Plans recommended and approved by an investment company’s independent directors or trustees.

5.

Mergers

The Advisor will seek to evaluate proposed mergers of investment companies on their own merits by evaluating, among other things, the financial terms and short- and long-term economic effects of the proposed merger and its impact on shareholders and management’s discussion, and the Advisor’s review, of the reasons for the merger.

Notwithstanding the foregoing, the Advisor expects to generally support mergers recommended and approved by an investment company’s independent directors or trustees.

6.

Voting Shares Owned by the Fund

Notwithstanding any of the foregoing guidelines in Sections 1-5 above, to the extent the Fund purchases securities of other investment companies pursuant to Section 12(d)(1)(f) of the Investment Company Act of 1940, the Fund is required to vote proxies with respect to any investment company security held by it “in the same proportion as the vote of all other holders of such securities.”  Accordingly, the Advisor will vote such proxies on behalf of the Fund in accordance with the requirements of Section 12(d)(1)(F).

B.

Operating Company Matters

1.

Corporate Governance

The Advisor will consider proposals involving corporate governance on a case-by-case basis, considering whether proposals tend to strengthen the independence of directors, the independence of auditors or the rights of shareholders.

Notwithstanding the foregoing, the Advisor expects to generally support proposals to:

•

In uncontested directors’ elections, approve management’s proposed directors; and

•

Ratify management’s recommendation and selection of auditors.

2.

Shareholder Rights

The Advisor may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis, seeking to support proposals to maintain or increase shareholder rights.

Notwithstanding the foregoing, the Advisor expects to generally support proposals to:

•

Adopt confidential voting and independent tabulation of voting results; and

•

Require shareholder approval of poison pills;

And expects to generally vote against proposals to:

•

Adopt super-majority voting requirements; and

•

Restrict the rights of shareholders to call special meetings, amend the bylaws or act by written consent.

3.

Anti-Takeover Measures, Corporate Restructurings and Similar Matters

The Advisor will review proposals to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term economic and financial effects of the proposal on the company.

Notwithstanding the foregoing, the Advisor expects to generally support proposals to:

•

Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and

•

Require shareholder approval of “poison pills.”

And expects to generally vote against proposals to:

•

Adopt classified boards of directors;

•

Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and

•

Require a company to consider the non-financial effects of mergers or acquisitions.

4.

Compensation

In voting on proposals with respect to compensation, the Advisor will generally support proposals it believes will fairly compensate executives.  The Advisor will evaluate proposed stock option plans and issuances on a case-by-case basis, considering the potential dilutive effect on shareholders’ shares, the potential short and long-term economic effects on the company and shareholders and the terms of the proposed options.

Notwithstanding the foregoing, the Advisor expects to generally support proposals to:

•

Disclose compensation policies;

•

Adopt compensation packages or policies that generally link executive compensation to performance;

•

Require shareholders approval of golden parachutes;

•

Adopt golden parachutes that do not exceed 3 times the base compensation of the applicable executives;

•

Adopt executive stock option plans and stock option plans for outside directors, provided that total potential dilution (including all equity based plans) is less than 10% of shares outstanding; and

•

Adopt employee stock purchase plans, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

And expects to generally vote against proposals to:

•

Adopt stock option plans with any of the following structural features:

•

Ability to issue options with an exercise price below the stock’s current market price;

•

Ability to issue reload options; or

•

Automatic share replenishment (“evergreen”) feature.

5.

Corporate Responsibility and Social Issues

The Advisor generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company’s management that should be addressed solely by the company’s management.  Accordingly, the Advisor will generally abstain from voting on proposals involving corporate responsibility and social issues.  Notwithstanding the foregoing, the Advisor may vote against corporate responsibility and social issue proposals that the Advisor believes will have substantial adverse economic or other effects on a company, and the Advisor may vote for corporate responsibility and social issue proposals that the Advisor believes will have substantial positive economic or other effects on a company.

IV.

Conflicts

In cases where the Advisor is aware of a conflict between the interests of a client and the interests of the Advisor or an affiliated person of the Advisor (e.g., a portfolio company is a client or an affiliate of a client of the Advisor), the Advisor will notify the client of such conflict and will vote the client’s shares in accordance with the client’s instructions.  In the event that the Advisor does not receive instructions from the client within three business days of the notice, the Advisor may abstain from voting or vote the proxy in what it believes (in its sole discretion) is the client’s best interests.

V.

The Advisor’s Disclosure of How to Obtain Voting Information

Rule 206(4)-6 requires the Advisor to disclose in response to any client request how the client can obtain information from the Advisor on how its securities were voted.  The Advisor will disclose in Part II of its Form ADV or through a mailing to clients that clients can obtain information on how their proxies were voted by making a written request to the Advisor.  Upon receiving a written request from a client, the Advisor will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires the Advisor to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures.  The Advisor will provide such a description in Part II of its Form ADV.  Upon receiving a written request from a client, the Advisor will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VI.

Record-keeping

The Advisor shall keep the following records for a period of at least five years, the first two in an easily accessible place:

i.

A copy of this Policy;

ii.

Proxy Statements received regarding client securities;

iii.

Records of votes cast on behalf of clients;

iv.

Any documents prepared by the Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision;

v.

Records of client requests for proxy voting information, and

vi.

With respect to the Fund, a record of each shareholder request for proxy voting information and the Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

vii.

The Advisor shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of the Fund by the Advisor as part of its records and, upon reasonable written notice, shall deliver such records to the Fund.

The Advisor may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Advisor that are maintained with a third party such as a proxy voting service, provided that the Advisor has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

VII.

Amendments

This policy may be amended at any time by the Advisor, provided that material changes to this policy that affect proxy voting for the Fund shall be ratified by the Fund within four (4) months of adoption by the Advisor.

Amended and restated as of this 13th day of May 2004.

    /s/ J. Paul Cunningham

J. Paul Cunningham

President

PART C

FORM N-1A

OTHER INFORMATION

ITEM 23.

Exhibits

(a)

Declaration of Trust (“Trust Instrument”).1

(b)

By-Laws. 1

(c)

Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered.  (Certificates for shares are not issued.)

(d)(1) Investment Advisory Agreement between Merit Advisors Investment Trust (“Registrant”) and Merit Advisors, Inc. (“Advisor”), as advisor for the Merit High Yield Fund.2

(d)(2)

Investment Sub-Advisory Agreement between Avondale Investments, LLC (Sub-Advisor) and the Advisor with respect to the Merit High Yield Fund.  2

(e)

Underwriting Agreement between the Registrant and Aquarius Fund Distributors, LLC,  as underwriter  for the Registrant is filed herewith.

(f)

Bonus and Profit Sharing Plans. None.

(g)    Custody Agreement between the Registrant and The Bank of New York, as custodian for the Registrant, is filed herewith.

(h)(1)  Administration Service Agreement between the Registrant and Gemini Fund Services, LLC, as administrator for the Registrant, is filed herewith.

(h)(2)   Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC, as fund accountants for the Registrant, is filed herewith.

(h)(3)   Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC, as transfer agent for the Registrant, is filed herewith.

(h)(4)

Expense Limitation Agreement between the Registrant and the Advisor with respect to the Merit High Yield Fund, is filed herewith

(i)    Opinion and Consent of Thompson Hine LLP regarding the legality of securities registered with respect to the Registrant is filed herewith.

(j)(1)

Consent of Deloitte & Touche, LLP, independent auditor with respect to the Merit High Yield Fund, is filed herewith.

(j)(2)     Copy of Powers of Attorney, is filed herewith

(k)

Omitted Financial Statements. None.

(l)

Initial Subscription Agreement. 2

(m)

Distribution Plans under Rule 12b-1 for the Registrant with respect to the Merit High Yield Fund.2

(n)

 Amended and Restated 18f-3 Multi-Class Plan.3

(o)

Reserved.

(p)(1)

Amended and Restated Code of Ethics for the Registrant, is filed herewith

(p)(2)   Amended and Restated Code of Ethics for the Advisor, is filed herewith.,

(p)(3)

Amended and Restated Code of Ethics for the Sub-Advisor, is filed herewith.

1.

 Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed January 23, 2004 (File No. 333-112178).

2.

Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed April 15, 2004 (File No. 333-112178).

3.

Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed October 6, 2004 (File No. 333-112178).

ITEM 24.

Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 25.

Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.  The Registrant’s Trust Instrument contains the following provisions:

Section 2.  Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Section 3.  Indemnification.

(a)

Subject to the exceptions and limitations contained in Subsection (b) below:

(i)

every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii)

as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)

No indemnification shall be provided hereunder to a Covered Person:

(i)

who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)

in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d)

To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)

Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

In addition, the Registrant has entered into an Investment Advisory Agreement with its Advisor and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their affiliates.  The Advisor’s and Distributor’s personnel may serve as trustees and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.

Business and other Connections of the Investment Advisor

The description of the Advisor and Sub-Advisor is found under the captions  “Management of the Fund - Investment Advisor” and “Management of the Fund - Investment Sub-Advisor” in the Prospectuses and under the captions “Management and Other Service Providers - Investment Advisor” and “Management and Other Service Providers - Investment Sub-Advisor” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein.  The Advisor and Sub-Advisor provide investment advisory services to other persons or entities other than the Registrant.

ITEM 27. Principal Underwriter

(a)

Aquarius Fund Distributors, LLC (“AFD”), the principal underwriter of the Registrant, also acts as principal underwriter for the following:

AdvisorOne Funds, DCM Series Trust, the North Country Funds, Roge Partners Funds, and Saratoga Advantage Trust

(b)

AFD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.  The principal business address of AFD is 4020 South 147th Street, Omaha, Nebraska 68137.  AFD is an affiliate of Gemini Fund Services, LLC.  To the best of Registrant’s knowledge, the following are the members and officers of AFD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
W. Patrick Clarke	President	None
Brian Nielsen	Secretary	None
Brian Vinchur	Treasurer	None

(c)

Not Applicable.

ITEM 28. Location of Accounts and Records

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 11032 Quail Creek Road, Suite 105, Oklahoma City, Oklahoma, except for those records that may be maintained pursuant to Rule 31a-3 at the offices of Registrant's Custodian (The Bank of New York, One Wall Street, 25th Floor, New York, New York 10286), Transfer Agent (Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137), or Administrator (Gemini Fund Services, LLC, 150 Motor Parkway, Suite 205, Hauppauge, New York 11788).

ITEM 29. Management Services

None.

ITEM 30. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hauppauge, and State of New York on this 27th day of January, 2005.

MERIT ADVISORS INVESTMENT TRUST

By:

/s/ Emile R. Molineaux

Emile R. Molineaux,

Attorney-In-Fact

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following person in the capacities and on the date indicated.

*

Jack E. Brinson, Trustee and Chairman

*

J. Paul Cunningham, Trustee, President,

and Principal Executive Officer

*

Donald L. Dillingham, Trustee, Vice President,

Treasurer and Principal Financial Officer

*

Theophilus H. Pitt, Jr., Trustee

*

J. Buckley Strandberg, Trustee

*By:

/s/ Emile R. Molineaux

January 27, 2005

Emile R. Molineaux,

Date

Attorney-In-Fact

INDEX TO EXHIBITS

(FOR POST-EFFECTIVE AMENDMENT NO. 2)

------------------------------------------------------------

EXHIBIT NO.

UNDER PART C

OF FORM N-1A

NAME OF EXHIBIT

--------------------

---------------------------------------------

(e)	Underwriting Agreement between the Registrant and Aquarius Fund Distributors, LLC, as underwriter for the Registrant.
(g)	Custody Agreement between the Registrant and The Bank of New York, as custodian for the Registrant.
(h)(1)	Administration Service Agreement between the Registrant and Gemini Fund Services, LLC, as administrator for the Registrant.
(h)(2)	Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC, as fund accountants for the Registrant.
(h)(3)	Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC, as transfer agent for the Registrant.
(h)(4)	Expense Limitation Agreement between the Registrant and the Advisor with respect to the Merit High Yield Fund.
(i)	Opinion and Consent of Thompson Hine LLP regarding the legality of securities registered with respect to the Registrant.
(j)(1)	Consent of Deloitte & Touche LLP, Independent Public Accountants, with respect to the Merit High Yield Fund
(j)(2)	Copy of Powers of Attorney
(p)(1)	Amended Code of Ethics for the Registrant.
(p)(2)	Amended Code of Ethics for the Advisor.
(p)(3)	Amended Code of Ethics for the Sub-Advisor.